-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                              STRATEGIC INCOME FUND
                              ---------------------

                               SEMIANNUAL REPORT

                               October 31, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The Federal Reserve has orchestrated a modest slowdown of the U.S. economy. Gross domestic product grew at a 2.7% pace during the third quarter of 2000, down significantly from previous quarters.

o   Inflation remained tame -- though higher than six months ago -- at 3.5%.

o   Consumer confidence has remained high in spite of soaring energy prices.

o   Unemployment was at a 30-year low of 3.9%.

THE MARKETS
o Equity market performance was rocky during the six-month period, as investors expressed concern about third quarter earnings reports and the effects of rising oil prices. The Nasdaq sunk into bear market territory, ending the period at -12.72%, while the S&P 500 returned -1.03%(1).

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.31% to 5.75%, helped by optimism about the economic slowdown plus a federal buyback of bonds. Other areas of the bond market struggled, especially high-yield bonds.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended October 31, 2000, Class A shares of State Street Research Strategic Income Fund returned -3.21% [does not reflect sales charge](2). The fund underperformed the Lipper Multi-Sector Income Funds Average, which returned -0.58% for the same period.

o In an environment of falling interest rates, the fund's performance was hurt by its shorter-than-market duration.

o The fund's emphasis on high-yield bonds and foreign bonds also hurt performance.

o   The fund's investment in emerging market debt was a positive factor.

CURRENT STRATEGY
o We reduced the fund's high-yield exposure; however, we believe valuations are attractive.

o   We shifted some assets to emerging market debt.

o We plan to lengthen the fund's duration, a measure of sensitivity to changing interest rates, when and if yield moves up.

October 31, 2000

(1) The S&P 500 (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. Lipper Flexible Income Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows how well the fund has done compared with competing funds.

(2) -3.55% for Class B(1) shares; -3.71% for Class B shares; -3.71% for Class C shares; -3.23% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2000, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 9/30/00
(at maximum applicable sales charge)(3)(4)(5)
------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)        3 YEARS         1 YEAR
------------------------------------------------------------------------
Class A                       3.19%              -0.14%         -5.12%
------------------------------------------------------------------------
Class B(1)                    3.15%              -0.19%         -5.97%
------------------------------------------------------------------------
Class B                       3.15%              -0.19%         -6.12%
------------------------------------------------------------------------
Class C                       3.53%               0.61%         -2.44%
------------------------------------------------------------------------
Class S                       4.62%               1.66%         -0.38%
------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)        3 YEARS         1 YEAR
------------------------------------------------------------------------
Class A                       3.88%               0.68%         -2.30%
------------------------------------------------------------------------
Class B(1)                    3.06%              -0.10%         -3.01%
------------------------------------------------------------------------
Class B                       3.06%              -0.10%         -3.02%
------------------------------------------------------------------------
Class C                       3.06%              -0.10%         -3.01%
------------------------------------------------------------------------
Class S                       4.10%               0.89%         -2.05%
------------------------------------------------------------------------

YIELD
------------------------------------------------------------------------
Class A                                                          8.19%
------------------------------------------------------------------------
Class B(1)                                                       7.79%
------------------------------------------------------------------------
Class B                                                          7.89%
------------------------------------------------------------------------
Class C                                                          7.90%
------------------------------------------------------------------------
Class S                                                          8.90%
------------------------------------------------------------------------

Yield is based on the net investment income produced for the 30 days ended October 31, 2000.

ASSET ALLOCATION
(by percentage of net assets)

High-Yield Corporate                         49%
U.S. Government                              26%
International                                14%
Finance/Mortgage                              7%
Equities                                      2%
Cash                                          2%

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
October 31, 2000 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                        PRINCIPAL              MATURITY               VALUE
                                                          AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 96.6%
U.S. TREASURY 7.5%
U.S. Treasury Bond, 11.625% .......................        $  325,000           11/15/2004           $    390,507
U.S. Treasury Bond, 11.25% ........................           125,000            2/15/2015                187,421
U.S. Treasury Bond, 10.625% .......................           800,000            8/15/2015              1,159,248
U.S. Treasury Bond, 8.875% ........................           200,000            2/15/2019                262,844
U.S. Treasury Bond, 6.75% .........................           800,000            8/15/2026                880,752
U.S. Treasury Bond, 6.125% ........................           175,000           11/15/2027                178,773
U.S. Treasury Bond, 6.125% ........................            75,000            8/15/2029                 77,672
U.S. Treasury Bond, 6.25% .........................           100,000            5/15/2030                106,500
U.S. Treasury Note, 6.125% ........................           600,000            8/31/2002                601,122
U.S. Treasury Note, 5.875% ........................           800,000           11/15/2004                800,752
U.S. Treasury Note, 6.75% .........................            50,000            5/15/2005                 51,836
U.S. Treasury Note, 5.75% .........................           150,000            8/15/2010                149,859
U.S. Treasury STRIPS, 0.00% .......................           600,000            2/15/2021                179,412
U.S. Treasury TIPS, 3.875% ........................           288,890            4/15/2029                289,973
                                                                                                     ------------
                                                                                                        5,316,671
                                                                                                     ------------
U.S. AGENCY MORTGAGE 18.7%
Federal National Mortgage Association, 7.125% .....           575,000            2/15/2005                587,575
Federal National Mortgage Association, 7.00% ......           150,000            7/15/2005                152,837
Federal National Mortgage Association, 6.625% .....           400,000           10/15/2007                400,124
Federal National Mortgage Association, 9.00% ......           448,269            5/01/2009                461,403
Federal National Mortgage Association, 7.25% ......            50,000            1/15/2010                 51,828
Federal National Mortgage Association, 7.125% .....           425,000            6/15/2010                437,818
Federal National Mortgage Association, 6.50% ......           233,347            9/01/2028                224,386
Federal National Mortgage Association, 6.50% ......           942,334           11/01/2028                906,111
Federal National Mortgage Association, 6.00% ......           390,753           12/01/2028                366,452
Federal National Mortgage Association, 6.50% ......           268,050            3/01/2029                257,746
Federal National Mortgage Association, 7.50% ......           627,462            7/01/2029                627,268
Federal National Mortgage Association, 7.00% ......         2,658,382           12/01/2029              2,604,363
Federal National Mortgage Association, 7.00% ......           832,777            2/01/2030                816,122
Federal National Mortgage Association, 7.00% ......           294,241            5/01/2030                288,262
Federal National Mortgage Association, 7.25% ......            25,000            5/15/2030                 26,563
Federal National Mortgage Association TBA, 7.50% ..         1,625,000           12/01/2030              1,622,465
Federal National Mortgage Association TBA, 7.50% ..           600,000           12/01/2030                596,250
Government National Mortgage Association, 7.00% ...           224,307            6/15/2028                221,084
Government National Mortgage Association, 7.00% ...           395,700            7/15/2028                390,014
Government National Mortgage Association, 7.00% ...           224,699           10/15/2028                221,451
Government National Mortgage Association, 6.50% ...           888,326           11/15/2028                857,510
Government National Mortgage Association, 7.00% ...           447,377            6/15/2029                440,943
Government National Mortgage Association TBA, 8.00%           375,000           12/15/2030                381,210
Government National Mortgage Association TBA, 8.00%           325,000           12/15/2030                320,330
                                                                                                     ------------
                                                                                                       13,260,115
                                                                                                     ------------
YANKEE 2.8%
Bombardier Capital Inc. Note, 7.30%+ ..............           375,000           12/15/2002                374,606
Province of Quebec, 7.50% .........................           150,000            9/15/2029                152,064
Republic of South Africa, 9.125% ..................           325,000            5/19/2009                316,469
United Mexican States, 10.375% ....................           550,000            2/17/2009                584,925
United Mexican States, 10.375% ....................           275,000            2/17/2009                291,527
Woodside Finance Ltd. Note, 6.60%+ ................           300,000            4/15/2008                283,389
                                                                                                     ------------
                                                                                                        2,002,980
                                                                                                     ------------
FOREIGN GOVERNMENT 11.5%
                                                   Brazilian Cruzado
Republic of Brazil, 8.00%> ........................           461,778            4/15/2014                347,341
                                                     Greek Drachma
Republic of Greece, 8.80% .........................       846,500,000            6/19/2007              2,442,411
                                                   New Zealand Dollar
Government of New Zealand, 8.00% ..................           350,000            4/15/2004                144,669
Government of New Zealand, 8.00% ..................         1,250,000           11/15/2006                529,064
                                                        Peruvian Sol
Republic of Peru, 4.50% ...........................           500,000            3/07/2017                298,832
                                                       Romanian Leu
Republic of Bulgaria, 7.75%(+) ....................           900,000            1/29/2001                673,875
                                                      Spanish Peseta
Government of Spain, 6.00% ........................         1,650,000            1/31/2008              1,444,227
Morocco A Loan Participation, 7.50% ...............        $  725,000            4/02/2001                634,375
Republic of Philippines, 7.938% ...................           551,000           12/01/2009                490,390
Republic of Brazil, 11.625%> ......................           400,000            4/15/2004                406,500
Republic of Panama, 7.875%(+) .....................           750,000            2/13/2002                742,500
                                                                                                     ------------
                                                                                                        8,154,184
                                                                                                     ------------
FINANCE/MORTGAGE 6.6%
Capital One Bank Note, 6.62% ......................           150,000            8/04/2003                145,428
Citibank Credit Card Issuance Trust, 7.05% ........           375,000            9/15/2005                371,310
Citibank Credit Card Issuance Trust, 6.90% ........           275,000           10/17/2007                275,730
Citibank Credit Card Master Trust Series 1999 Cl.
  A, 5.875% .......................................           200,000            3/10/2011                186,062
Commerce 1999-1 A1, Mortgage Pass thru Certificate,
  6.145% ..........................................           153,687            2/15/2008                149,677
Countrywide Funding Corp. Note, 6.58% .                       575,000            9/21/2001                571,331
DLJ Commercial Mortgage Corp., 7.50% .                         75,000            9/10/2010                 75,363
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A,
  5.88% ...........................................           642,319           11/12/2031                617,429
ERAC USA Finance Co. Note, 6.625%+ ................           150,000            2/15/2005                143,814
Ford Motor Credit Owner Trust, 6.58% ..............           125,000           11/15/2004                124,590
Household Finance Corp., 7.875% ...................           225,000            3/01/2007                229,019
Intertek Finance PLC Series B Sr. Sub. Note,
  10.25% ..........................................           250,000           11/01/2006                113,750
J P Morgan Commercial Mortgage Finance Corp.,
  7.238% ..........................................           150,000            9/15/2029                148,441
LB Commercial Mortgage Trust 98C4-A1, 5.87% .......           200,723            8/15/2006                194,011
LB Commercial Mortgage Trust 98C4-A1, 6.21% .......           105,000           10/15/2008                 99,684
MBNA Master Credit Card Trust II, 6.60% ...........           225,000            4/16/2007                222,891
MBNA Corp. Sr. Note, 6.12% ........................           425,000            8/13/2001                421,141
MBNA Master Credit Card Trust II, 6.90% ...........           300,000            1/15/2008                302,063
Morgan Stanley Capital Inc. 98-A1, 6.19% ..........            59,424            1/15/2007                 59,461
RBF Finance Co. Sr. Note, 11.375% .................           200,000            3/15/2009                229,500
                                                                                                     ------------
                                                                                                        4,680,695
                                                                                                     ------------
CORPORATE 49.5%
Abbey Healthcare Group Inc. Note, 9.50% ...........           125,000           11/01/2002                124,063
Advanced Radio Telecom Corp. Sr. Note, 14.00% .....           300,000            2/15/2007                180,000
AES Corp. Sr. Sec. Note, 9.375% ...................           195,000            9/15/2010                190,222
AES Drax Energy Ltd. Sr. Sec. Note, 11.50%+ .......           100,000            8/30/2010                105,883
Agriculture Minerals & Chemicals Sr. Note, 10.75% .            50,000            9/30/2003                 32,250
Airgate PCS, Inc. Sr. Sub. Note 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ...............           225,000           10/01/2009                129,375
Alaska Steel Corp. Sr. Note, 9.125% ...............           125,000           12/15/2006                123,125
Albertsons Inc. Sr. Deb., 7.45% ...................           225,000            8/01/2029                201,546
Ametek Inc. Sr. Note, 7.20% .......................           400,000            7/15/2008                367,520
Anchor Gaming Sr. Sub. Note, 9.875%+ ..............           100,000           10/15/2008                101,000
Apple South Inc. Sr. Note, 9.75% ..................           100,000            6/01/2006                 75,000
Archibald Candy Corp. Sr. Sec. Note, 10.25% .......           325,000            7/01/2004                190,125
AT&T Corp. Note, 6.50% ............................            75,000            3/15/2029                 58,902
Ball Corp. Sr. Note, 7.75% ........................         1,000,000            8/01/2006                940,000
British Sky Broadcasting Group PLC Note, 6.875% ...           620,000            2/23/2009                528,916
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% ......           150,000            9/15/2008                148,500
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ....           125,000           10/15/2010                116,250
Call-Net Enterprises Inc. Sr. Note, 8.00% .........           500,000            8/15/2008                175,000
Charter Communication Holding LLC Sr. Note, 8.625%            375,000            4/01/2009                334,687
Cheasapeake Energy Corp. Sr. Note Series B, 9.625%            350,000            5/01/2005                351,312
Citigroup Inc. Note, 7.25% ........................           150,000           10/01/2010                149,045
Clear Channel Communications Sr. Note, 7.21% ......           125,000            6/15/2002                124,788
Coca-Cola Enterprises Inc. Deb., 6.95% ............           275,000           11/15/2026                244,469
Columbia/HCA Healthcare Corp. Note, 8.12% .........           575,000            8/04/2003                564,949
Conseco Inc. Note, 8.75% ..........................           275,000            2/09/2004                174,625
Conseco Inc. Note, 9.00% ..........................           150,000           10/15/2006                 92,250
Crown Castle International Corp. Sr. Note, 10.75% .           150,000            8/01/2011                153,000
Dover Corp. Deb., 6.65% ...........................           150,000            6/01/2028                129,561
Drypers Corp. Series B Sr. Note,  10.25%[ ] .......           900,000            6/15/2007                139,500
Echostar Broadband Corp. Sr Note, 10.375%+ ........           350,000           10/01/2007                351,750
Econophone Inc. Sr. Note, 13.50% ..................         1,000,000            7/15/2007               s505,000
El Paso Energy Corp. Sr. Note, 6.625% .............           300,000            7/15/2001                298,245
Electronic Data Systems Corp. Note, 7.125% ........           150,000           10/15/2009                148,667
Empire Gas Corp. Sr. Sec. Note, 12.875%[ ] ........           375,000            7/15/2004                112,500
Envirosource Inc. Note, 9.75% .....................         1,500,000            6/15/2003                532,500
Envirosource Inc. Sr. Note Series B, 9.75% ........            40,000            6/15/2003                 11,600
Extended Stay America Inc. Sr. Sub. Note, 9.15% ...           190,000            3/15/2008                177,650
First Wave Marine Inc. Sr. Note, 11.00% ...........           250,000            2/01/2008                 66,875
Ford Motor Credit Co., 7.375% .....................           775,000           10/28/2009                752,486
Four M Corp. Sr. Sec. Note Series B, 12.00% .......           225,000            6/01/2006                213,187
Fresenius Medical Care Capital Trust, 9.00% .......           350,000           12/01/2006                347,375
Frontier Corp. Sr. Note, 9.125% ...................           750,000            2/15/2006                675,000
GE Global Insurance Holding Corp. Note, 7.75% .....           275,000            6/15/2030                276,050
GNI Group Inc. Sr. Note, 10.875%[ ] ...............           300,000            7/15/2005                 30,000
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] .......         1,000,000            8/31/2001                180,000
Great Central Mines Ltd. Sr. Note, 8.875% .........           350,000            4/01/2008                301,000
GTE Corp. Deb., 6.94% .............................           150,000            4/15/2028                136,322
Gulfmark Offshore Inc. Sr. Note, 8.75% ............           175,000            6/01/2008                165,156
Healthsouth Corp. Sr. Note, 6.875% ................           100,000            6/15/2005                 85,926
Healthsouth Corp. Sr. Note, 7.00% .................           125,000            6/15/2008                100,955
Henry Co. Sr. Note Series B, 10.00% ...............           350,000            4/15/2008                141,750
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% .....................................           300,000            2/01/2006                294,000
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% .....................................           150,000            3/15/2007                148,500
Hollywood Casino Note, 13.00% .....................           250,000            8/01/2006                269,375
Horizon PCS Inc. Sr. Note 0.00% to 9/30/2005,
  14.00% from 10/01/2005 to maturity+ .............           350,000           10/01/2010                166,250
Hyperion Telecommunication Inc. Sr. Sub. Note,
  12.00% ..........................................           200,000           11/01/2007                 90,000
Iaisis Healthcare Corp. Sr. Note, 13.00% ..........           375,000           10/15/2009                343,125
Intermedia Communications Inc. Sr. Note, 8.60% ....            50,000            6/01/2008                 46,750
International Game Technology Inc. Sr. Note, 8.375%           400,000            5/15/2009                388,000
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% .........................................           585,000           11/15/2006                310,781
International Paper Co. Note, 8.00%+ ..............           300,000            7/08/2003                303,882
International Shipholding Corp. Sr. Note Series B,
  7.75% ...........................................           400,000           10/15/2007                348,500
Intersil Corp. Sr. Note, 13.25% ...................           177,000            8/15/2009                201,780
J. Crew Group Inc. Sr. Note, 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity .............         1,425,000           10/15/2008                819,375
J. Crew Operating Corp. Sr. Sub. Note, 10.375% ....           400,000           10/15/2007                352,000
J.B. Poindexter Inc. Sr. Note, 12.50% .............           625,000            5/15/2004                584,375
J.H. Heafner Inc. Sr. Note Series D, 10.00% .......           400,000            5/15/2008                112,000
K-III Communications Corp. Sr. Note, 8.50% ........           255,000            2/01/2006                242,887
Kaiser Aluminum & Chemical Corp. Sr. Sub. Note,
  12.75% ..........................................           500,000            2/01/2003                375,000
Lear Corp. Sr. Note, 7.96% ........................           380,000            5/15/2005                354,597
LIN Television Corp. Sr. Note, 8.375% .............           125,000            3/01/2008                116,250
Loehmann's Inc. Sr. Note, 11.875%[ ] ..............           500,000            5/15/2003                129,375
Luiginos Inc. Sr. Sub. Note, 10.00% ...............           130,000            2/01/2006                102,700
Lyondell Chemical Co. Sr. Sec. Note Series A,
  9.625% ..........................................            50,000            5/01/2007                 48,500
Magellan Health Services Inc. Sr. Sub. Note, 9.00%            150,000            2/15/2008                 99,000
Mandalay Resort Group Sr. Sub. Note, 10.25% .......           150,000            8/01/2007                153,750
MGM Grand Inc. Sr. Sub. Note, 9.75% ...............           150,000            6/01/2007                155,438
MGM Mirage Inc. Sr. Note, 8.50% ...................           160,000            9/15/2010                158,286
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ..         1,100,000            1/01/2006              1,061,500
NE Restaurant Inc. Sr. Note, 10.75% ...............           650,000            7/15/2008                503,750
New Jersey Economic Development Authority, 7.425% .           175,000            2/15/2029                173,033
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ..........................................           540,000           12/15/2007                499,500
Nextel Partners Inc. Sr. Note, 11.00% .............           200,000            3/15/2010                200,000
North Atlantic Trading Inc. Sr. Note, 11.00% ......         1,000,000            6/15/2004                835,000
North Point Communications Sr. Note, 12.875% ......           600,000            2/15/2010                567,000
Ocean Energy Corp. Sr. Sub. Note, 8.625% ..........           100,000            8/01/2005                100,250
Ocean Energy Inc. Series B Sr. Note, 7.625% .......           125,000            7/01/2005                120,938
Owens Illinois Inc. Sr. Note, 7.85% ...............           500,000            5/15/2004                375,000
Packaging Resources Inc. Sr. Sec. Note, 11.625% ...           300,000            5/01/2003                295,500
Pagemart Nationwide Inc. Sr. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity .....           995,000            2/01/2005                915,400
Park Place Entertainment Corp. Sr. Sub. Note,
  9.375% ..........................................           500,000            2/15/2007                503,750
Peco Energy Transport Trust Series 1999A Cl. A6,
  6.05% ...........................................           400,000            3/01/2009                382,584
Pioneer Americans Acquisition Corp. Sr. Sec. Note
  Series B, 9.25% .................................           750,000            6/15/2007                337,500
Plains Resources Inc. Sr. Sub. Note, 10.25%+ ......           100,000            3/15/2006                100,500
Pogo Producing Co. Sr. Sub. Note,
  8.75% ...........................................           500,000            5/15/2007                485,000
Pool Energy Services Co. Sr. Sub. Note, 8.625% ....           225,000            4/01/2008                228,375
Primus Telecommunications Group Sr. Note, 11.75% ..           750,000            8/01/2004                386,250
Primus Telecommunications Inc. Sr. Note, 12.75% ...            75,000           10/15/2009                 37,313
PSINet Inc. Sr. Note, 11.00% ......................           350,000            8/01/2009                169,750
PSINet, Inc. Sr. Note, 10.50% .....................           165,000           12/01/2006                 90,750
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ......         1,000,000           12/15/2006              1,058,750
Rhythms Netconnections Inc. Sr. Note, 14.00% ......           250,000            2/15/2010                115,000
Rose Hills Co. Sr. Sub. Note, 9.50% ...............           500,000           11/15/2004                298,750
RSL Communications Ltd. Sr. Note, 12.25% ..........           475,000           11/15/2006                111,625
Safety-Kleen Services Inc. Sr. Sub. Note,
  9.25%[ ] ........................................           350,000            6/01/2008                  5,688
Safeway Inc. Note, 7.00% ..........................           300,000            9/15/2002                300,084
Scotts Co. Sr. Sub. Note, 8.625%+ .................            70,000            1/15/2009                 67,200
Sheffield Steel Corp. Note Series B, 11.50% .......           250,000           12/01/2005                137,500
Simonds Industries Inc. Sr. Sub. Note, 10.25% .....           200,000            7/01/2008                141,000
Sprint Capital Corp., 7.625% ......................           150,000            6/10/2002                150,473
Startec Global Communications Corp. Sr. Note,
  12.00% ..........................................           750,000            5/15/2008                558,750
Stater Brothers Holdings Inc. Sr. Note, 10.75% ....           275,000            8/15/2006                217,250
Stericycle Inc. Sr. Sub. Note Series B, 12.375% ...           125,000           11/15/2009                131,875
Tekni Plex Inc. Sr. Sub. Note, 12.75% .............           155,000            6/15/2010                154,317
Tembec Industries Inc. Sr. Note, 8.625% ...........           250,000            6/30/2009                247,500
Terra Industries Sr. Note, 10.50% .................           100,000            6/15/2005                 62,250
Tom's Foods Inc. Sr. Sec. Note, 10.50% ............           500,000           11/01/2004                327,500
Transwestern Publishing Co. Sr. Sub. Note Series D,
  9.625% ..........................................           250,000           11/15/2007                248,750
U.S. West Capital Funding Inc. Note, 6.375% .......           175,000            7/15/2008                162,906
US Unwired Inc. Sr. Sub Note, 0.00% to 10/31/2004,
  13.375% from 11/01/2004 to maturity .............                             11/01/2009                396,000
USA Waste Services Inc. Sr. Note, 7.00% ...........           750,000           10/01/2004                707,056
Viatel Inc. Sr. Note, 11.50% ......................           233,000            3/15/2009                122,325
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50%
  from 4/15/2003 to maturity ......................           500,000            4/15/2008                147,500
Waste Management Inc. Note, 7.70% .................         1,000,000           10/01/2002                983,880
Westinghouse Air Brake Co. Sr. Note Series B2,
  9.375% ..........................................           150,000            6/15/2005                145,500
Williams Communications Group Sr. Note, 11.70%+ ...            40,000            8/01/2008                 35,500
Williams Communications Group Sr. Note, 10.875% ...           440,000           10/01/2009                370,700
Winstar Communication Inc. Sr. Note, 12.50% .......           325,000            4/15/2008                235,625
Winstar Communications Inc. Sr. Note, 12.75%+ .....           150,000            4/15/2010                107,260
World Access Inc. Sr. Note, 13.25% ................           500,000            1/15/2008                363,125
                                                                                                     ------------
                                                                                                       35,050,615
                                                                                                     ------------
Total Fixed Income Securities (Cost $78,635,368) .........................................             68,465,260
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE
                                                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER 1.7%
AirGate PCS, Inc. Com.* .............................................                1,396           $     54,270
Ameriking Inc. Com.*+ ...............................................                  300                  3,000
Ameriking Inc. Sr. Exch. Pfd.>                               ........               19,357                 87,106
Hollinger International, Inc. Cl. A Com. ............................               34,600                534,147
Loral Space & Communications Ltd. Com.* .............................                  606                  3,444
North Atlantic Trading Inc. Sr. Pfd.>                               .               14,696                253,506
Pathmark Stores Inc. Com.* ..........................................                8,002                125,531
Phase Metrics Inc. Com.* ............................................               36,136                 49,998
Primus Telecommunications Group Wts.*+ ..............................                  500                  1,313
RSL Communications Ltd. Com. Cl. A* .................................                1,987                  2,484
Startec Global Communications Wts.*+ ................................                  750                    188
Viatel Inc. Com.* ...................................................                8,000                 77,000
World Access Inc. Com.* .............................................                1,571                  7,659
                                                                                                     ------------
Total Common Stocks & Other (Cost $2,023,569) ............................................              1,199,646
                                                                                                     ------------
SHORT-TERM INVESTMENTS 10.9%
State Street Navigator Securities Lending
  Prime Portfolio, .......................................................       7,701,240              7,701,240
                                                                                                     ------------
Total Short-Term Investments (Cost $7,701,240) ...........................................              7,701,240
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                        PRINCIPAL              MATURITY               VALUE
                                                          AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 5.4%
American Express Credit Corp., 6.58% ..............        $1,821,000           11/02/2000           $  1,821,000
American Express Credit Corp., 6.47% ..............           243,000           11/16/2000                243,000
Ford Motor Credit Co., 6.50% ......................           411,000           11/01/2000                411,000
Household Finance Corp., 6.49% ....................         1,183,000           11/13/2000              1,183,000
Merrill Lynch & Company Inc., 6.48% ...............           143,000           11/13/2000                142,691
                                                                                                     ------------
Total Commercial Paper (Cost $3,800,691) .................................................              3,800,691
                                                                                                     ------------
Total Investments (Cost $92,160,868) -- 114.6% ...........................................             81,166,837
Cash and Other Assets, Less Liabilities -- (14.6%) .......................................            (10,315,034)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $ 70,851,803
                                                                                                     ============

Federal Income Tax Information:
At October 31, 2000, the net unrealized depreciation of investments based on cost for
  Federal income tax purposes of $92,164,309 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost ....................................................................             $  727,748
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value ....................................................................            (11,725,220)
                                                                                                     ------------
                                                                                                     $(10,997,472)
                                                                                                     ============

------------------------------------------------------------------------------------------------------------------
  * Nonincome-producing securities.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 2000 were
    $2,27 0,152 and $2,145,535 (3.03% of net assets), respectively.
(+) Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offere d
    Rate (LIBOR) plus .8125%.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
  > Payments of income may be made in cash or in the form of additional securities.
[ ] Security is in default.

Futures contracts open at October 31, 2000, are as follows:

                                                                 UNREALIZED
                                  NOTIONAL       EXPIRATION     APPRECIATION
TYPE                               AMOUNT          MONTH       (DEPRECIATION)
------------------------------------------------------------------------------
5 Year U.S. Treasury Note         $300,000     December, 2000     $   448
10 Year U.S. Treasury Note         900,000     December, 2000      (8,188)
                                                                  -------
                                                                  $(7,740)
                                                                  =======

Forward currency exchange contracts outstanding at October 31, 2000, are as follows:

                                                                                          UNREALIZED
                                                                         CONTRACT        APPRECIATION      DELIVERY
                                                      TOTAL VALUE          PRICE        (DEPRECIATION)       DATE
---------------------------------------------------------------------------------------------------------------------
Buy New Zealand dollars, Sell U.S. dollars             20,000 NZD      0.44903 NZD          $(1,048)         11/20/00
Sell New Zealand dollars, Buy U.S. dollars            836,000 NZD      0.40202 NZD            4,507          11/20/00
Sell New Zealand dollars, Buy U.S. dollars            884,000 NZD      0.40201 NZD            4,762          11/20/00
                                                                                            -------
                                                                                            $ 8,221
                                                                                            =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $92,160,868) (Note 1) ..............   $ 81,166,837
Cash ...........................................................        112,693
Interest and dividends receivable ..............................      1,689,476
Receivable for securities sold .................................      1,522,468
Receivable for fund shares sold ................................         29,628
Receivable for open forward contracts ..........................          9,269
Receivable for variation margin (Note 1) .......................          1,922
Deferred organization costs and other assets (Note 1)                    10,723
                                                                   ------------
                                                                     84,543,016
LIABILITIES
Payable for collateral received on securities loaned ...........      7,701,240
Payable for securities purchased ...............................      4,781,767
Payable for fund shares redeemed ...............................        736,383
Dividends payable ..............................................        225,595
Accrued management fee (Note 2) ................................         44,733
Accrued distribution and service fees (Note 4) .................         38,061
Accrued administration fee .....................................         28,100
Accrued trustees' fees (Note 2) ................................          4,968
Payable for open forward contracts .............................          1,048
Other accrued expenses .........................................        129,318
                                                                   ------------
                                                                     13,691,213
                                                                   ------------
NET ASSETS                                                         $ 70,851,803
                                                                   ============
Net Assets consist of:
  Unrealized depreciation of investments .......................   $(10,994,031)
  Unrealized depreciation of forward contracts and
    foreign currency ...........................................         (4,076)
  Unrealized depreciation of futures contracts .................         (7,740)
  Accumulated net realized loss ................................     (8,417,959)
  Paid-in capital ..............................................     90,275,609
                                                                   ------------
                                                                   $ 70,851,803
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($23,652,285 / 4,067,436 shares) .............................          $5.82
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($5.82 / .955) ...............................................          $6.09
                                                                          =====
Net Asset Value and offering price per share of
  Class B(1) shares ($7,278,310 / 1,255,666 shares)* ...........          $5.80
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($25,044,183 / 4,318,393 shares)*  ............          $5.80
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares ($5,766,544 / 994,543 shares)*    .............          $5.80
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($9,110,481 / 1,567,606 shares) ..............................          $5.81
                                                                          =====
--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 2000 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $73 (Note 1) .............     $  3,392,054
Dividends ..................................................           49,936
                                                                  -----------
                                                                    3,441,990
EXPENSES
Management fee (Note 2) ....................................          292,152
Custodian fee ..............................................           92,552
Distribution and service fees-Class A (Note 4) .............           39,239
Distribution and service fees-Class B(1) (Note 4) ..........           37,178
Distribution and service fees-Class B (Note 4) .............          139,341
Distribution and service fees-Class C (Note 4) .............           34,449
Registration fees ..........................................           58,512
Transfer agent and shareholder services (Note 2) ...........           51,900
Administration fee .........................................           28,100
Reports to shareholders ....................................           27,784
Audit fee ..................................................           24,840
Amortization of organization costs (Note 1) ................            8,190
Trustees' fees (Note 2) ....................................            4,968
Legal fees .................................................            3,496
Miscellaneous ..............................................            2,072
                                                                  -----------
                                                                      844,773
Fees paid indirectly (Note 2) ..............................           (2,952)
                                                                  -----------
                                                                      841,821
                                                                  -----------
Net investment income ......................................        2,600,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized loss on investments (Notes 1 and 3) ...........       (3,011,076)
Net realized loss on futures contracts (Note 1) ............          (66,719)
Net realized gain on forward contracts and foreign
  currency (Note 1) ........................................           42,916
                                                                  -----------
  Total net realized loss ..................................       (3,034,879)
                                                                  -----------
Change in unrealized depreciation of investments ...........       (2,097,324)
Change in unrealized depreciation of forward contracts
  and foreign currency .....................................         (146,260)
Change in unrealized depreciation of futures contracts .....           (3,336)
                                                                  -----------
  Total change in unrealized depreciation ..................       (2,246,920)
                                                                  -----------
Net loss on investments, forward contracts, foreign
  currency and futures contracts .............................     (5,281,799)
                                                                  -----------
Net decrease in net assets resulting from operations .......      $(2,681,630)
                                                                  ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS ENDED
                                                               YEAR ENDED           OCTOBER 31, 2000
                                                             APRIL 30, 2000            (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...............................        $   6,808,233           $   2,600,169
Net realized loss on investments, foreign currency,
  foward contracts and futures contracts ............           (3,303,161)             (3,034,879)
Change in unrealized depreciation of investments,
  foreign currency, forward contracts and futures
  contracts .........................................           (6,363,477)             (2,246,920)
                                                             -------------           -------------

Net decrease resulting from operations ..............           (2,858,405)             (2,681,630)
                                                             -------------           -------------
Dividends from net investment income:
    Class A .........................................           (2,367,113)               (998,670)
    Class B(1) ......................................             (419,139)               (257,715)
    Class B .........................................           (2,474,869)               (971,697)
    Class C .........................................             (873,066)               (242,211)
    Class S .........................................             (780,960)               (381,698)
                                                             -------------           -------------
                                                                (6,915,147)             (2,851,991)
                                                             -------------           -------------

Net decrease from fund share
  transactions (Note 5) .............................          (18,639,036)             (6,892,855)
                                                             -------------           -------------
Total decrease in net assets ........................          (28,412,588)            (12,426,476)
NET ASSETS
Beginning of period .................................          111,690,867              83,278,279
                                                             -------------           -------------

End of period (including undistributed net investment
  income of $119,085 and $0, respectively) ..........        $  83,278,279           $  70,851,803
                                                             =============           =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2000

NOTE 1

State Street Research Strategic Income Fund (the "Fund") is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds:
State Street Research Strategic Income Fund, State Street Research Legacy Fund, State Street Research Galileo Fund, State Street Research Concentrated Large-Cap Value Fund and State Street Research Tax-Managed Small-Cap Fund.

The investment objective of the fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund uses an asset allocation strategy, investing primarily in three major categories of fixed-income securities: investment grade, lower quality and foreign securities.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service and distribution fee of 0.30% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various dealerships among securities in determining value. If not valued by a pricing service, such secuities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 2000, the Fund had a capital loss carryforward of $3,860,441 available, to the extent provided in regulations, to offset future capital gains, if any, which expires April 30, 2008.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through April 30, 2000, the Fund incurred net capital losses of approximately $1,472,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2001.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At October 31, 2000, the value of the securities loaned and the value of collateral were $7,385,964 and $7,701,240, respectively. During the six months ended October 31, 2000, income from securities lending amounted to $6,000 and is included in interest income.

J. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2000, the fees pursuant to such agreement amounted to $292,152.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 2000, the amount of such expenses was $40,731.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended October 31, 2000 the Fund's transfer agent fees were reduced by $2,952 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $4,968 during the six months ended October 31, 2000.

Effective May 3, 2000, the Fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the Fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the six months ended October 31, 2000, the amount of such expenses was $28,100.

NOTE 3

For the six months ended October 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $48,082,499 and $51,985,974, (including $28,163,463 and $25,482,391 of U.S. Government securities), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2000, fees pursuant to such plans amounted to $39,239, $37,178, $139,341 and $34,449 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. earned initial sales charges aggregating $5,683 and $34,090, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $26,916 and $11 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $17,256, $38,687 and $913 on redemptions of Class B(1), Class B and Class C shares, respectively, during the period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 2000, MetLife owned 835,085 Class A shares, 72,359 Class B(1) shares and 1,176,759 Class S shares of the Fund.

These transactions break down by share class as follows:

                                                                                             SIX MONTHS ENDED
                                                  YEAR ENDED                                 OCTOBER 31, 2000
                                                APRIL 30, 2000                                  (UNAUDITED)
                                        ---------------------------------              ---------------------------------
CLASS A                                    SHARES               AMOUNT                   SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .........................      1,834,786         $ 11,867,202                 1,317,109         $  7,987,927
Issued upon reinvestment of dividends
  from net investment income ........        206,176            1,332,257                    95,098              573,748
Shares redeemed .....................     (2,788,366)         (18,051,759)               (1,860,018)         (11,300,376)
                                        ------------         ------------              ------------         ------------
Net decrease ........................       (747,404)        $ (4,852,300)                 (447,811)        $ (2,738,701)
                                        ============         ============              ============         ============

                                                                                             SIX MONTHS ENDED
                                                  YEAR ENDED                                 OCTOBER 31, 2000
                                                APRIL 30, 2000                                  (UNAUDITED)
                                        ---------------------------------              ---------------------------------
CLASS B(1)                                 SHARES               AMOUNT                   SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .........................        819,604         $  5,350,587                   205,239         $  1,240,432
Issued upon reinvestment of dividends
  from net investment income ........         48,847              312,994                    28,964              174,106
Shares redeemed .....................       (239,390)          (1,534,272)                 (150,160)            (904,275)
                                        ------------         ------------              ------------         ------------
Net increase ........................        629,061         $  4,129,309                    84,043         $    510,263
                                        ============         ============              ============         ============

                                                                                             SIX MONTHS ENDED
                                                  YEAR ENDED                                 OCTOBER 31, 2000
                                                APRIL 30, 2000                                  (UNAUDITED)
                                        ---------------------------------              ---------------------------------
CLASS B                                    SHARES               AMOUNT                   SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .........................        302,152         $  1,967,645                   108,281         $    649,491
Issued upon reinvestment of dividends
  from net investment income ........        256,727            1,656,247                    85,941              517,108
Shares redeemed .....................     (2,105,254)         (13,596,054)                 (752,533)          (4,557,847)
                                        ------------         ------------              ------------         ------------
Net decrease ........................     (1,546,375)        $ (9,972,162)                 (558,311)        $ (3,391,248)
                                        ============         ============              ============         ============

                                                                                             SIX MONTHS ENDED
                                                  YEAR ENDED                                 OCTOBER 31, 2000
                                                APRIL 30, 2000                                  (UNAUDITED)
                                        ---------------------------------              ---------------------------------
CLASS C                                    SHARES               AMOUNT                   SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .........................        415,772         $  2,778,632                    30,084         $    182,171
Issued upon reinvestment of dividends
  from net investment income ........         95,290              616,015                    14,952               89,974
Shares redeemed .....................     (1,568,941)         (10,114,152)                 (314,975)          (1,906,084)
                                        ------------         ------------              ------------         ------------
Net decrease ........................     (1,057,879)        $ (6,719,505)                 (269,939)        $ (1,633,939)
                                        ============         ============              ============         ============

                                                                                             SIX MONTHS ENDED
                                                  YEAR ENDED                                 OCTOBER 31, 2000
                                                APRIL 30, 2000                                  (UNAUDITED)
                                        ---------------------------------              ---------------------------------
CLASS S                                    SHARES               AMOUNT                   SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .........................         27,785         $    181,729                    70,093         $    432,374
Issued upon reinvestment of dividends
  from net investment income ........         37,789              243,566                    14,743               88,865
Shares redeemed .....................       (252,208)          (1,649,673)                  (26,849)            (160,469)
                                        ------------         ------------              ------------         ------------
Net increase (decrease) .............       (186,634)        $ (1,224,378)                   57,987         $    360,770
                                        ============         ============              ============         ============

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                              CLASS A
                                --------------------------------------------------------------------------------------------------
                                     AUGUST 30, 1996
                                     (COMMENCEMENT OF                YEARS ENDED APRIL 30                       SIX MONTHS ENDED
                                      OPERATIONS) TO                 --------------------                      OCTOBER 31, 2000
                                    APRIL 30, 1997(a)      1998(a)         1999(a)         2000(a)               (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)    7.00                7.06            7.33            6.88                   6.25
                                           -----               -----           -----           -----                  -----
  Net investment income ($)*                0.38                0.55            0.52            0.47                   0.21
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency, forward contracts and
    futures contracts ($)                   0.01                0.38           (0.30)          (0.62)                 (0.41)
                                           -----               -----           -----           -----                  -----
TOTAL FROM INVESTMENT OPERATIONS ($)        0.39                0.93            0.22           (0.15)                 (0.20)
                                           -----               -----           -----           -----                  -----
  Dividends from net investment
    income ($)                             (0.31)              (0.55)          (0.56)          (0.48)                 (0.23)
  Distributions from capital gains ($)     (0.02)              (0.11)          (0.11)             --                     --
                                           -----               -----           -----           -----                  -----
TOTAL DISTRIBUTIONS ($)                    (0.33)              (0.66)          (0.67)          (0.48)                 (0.23)
                                           -----               -----           -----           -----                  -----
NET ASSET VALUE, END OF PERIOD ($)          7.06                7.33            6.88            6.25                   5.82
                                           =====               =====           =====           =====                  =====
Total return (%)(b)                         5.60 (d)           13.70            3.10           (2.16)                 (3.21)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                           36,110              41,348          36,227          28,234                 23,652
Expense ratio (%)*                          1.35 (e)            1.35            1.36            1.59                   1.83 (e)
Expense ratio after expense
  reductions (%)*                           1.35 (e)            1.35            1.35            1.58                   1.82 (e)
Ratio of net investment income
  to average net assets (%)*                7.30 (e)            7.51            7.36            7.30                   7.01 (e)
Portfolio turnover rate (%)               110.37              179.82          169.92          164.29                  64.95
*Reflects voluntary reduction
  of expenses per share of
  these amounts ($)                         0.01                0.01            0.01              --                     --

                                                                                   CLASS B(1)
                                                       --------------------------------------------------------------
                                                           YEARS ENDED APRIL 30                      SIX MONTHS ENDED
                                                       ------------------------------                OCTOBER 31, 2000
                                                         1999(a)(c)           2000(a)                 (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       6.91              6.87                      6.23
                                                               ----              ----                      ----
  Net investment income ($)                                    0.12              0.43                      0.19

  Net realized and unrealized gain (loss) on
    investments, foreign currency,
    forward contracts and futures contracts ($)                0.00             (0.64)                    (0.41)
                                                               ----              ----                      ----
TOTAL FROM INVESTMENT OPERATIONS ($)                           0.12             (0.21)                    (0.22)
                                                               ----              ----                      ----
  Dividends from net investment income ($)                    (0.16)            (0.43)                    (0.21)
                                                               ----              ----                      ----
TOTAL DISTRIBUTIONS ($)                                       (0.16)            (0.43)                    (0.21)
                                                               ----              ----                      ----
NET ASSET VALUE, END OF PERIOD ($)                             6.87              6.23                      5.80
                                                               ====              ====                      ====
Total return (%)(b)                                            1.71(d)          (3.04)                    (3.55)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     3,726             7,303                     7,278
Expense ratio (%)                                              2.11(e)           2.34                      2.53(e)
Expense ratio after expense reductions (%)                     2.10(e)           2.33                      2.52(e)
Ratio of net investment income to average net assets (%)       6.54(e)           6.60                      6.32(e)
Portfolio turnover rate (%)                                  169.92            164.29                     64.95
---------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              CLASS B
                                --------------------------------------------------------------------------------------------------
                                     AUGUST 30, 1996
                                     (COMMENCEMENT OF                YEARS ENDED APRIL 30                       SIX MONTHS ENDED
                                      OPERATIONS) TO                 --------------------                       OCTOBER 31, 2000
                                    APRIL 30, 1997(a)      1998(a)         1999(a)         2000(a)               (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)    7.00                7.05            7.31            6.87                   6.24
                                            ----                ----            ----            ----                   ----
  Net investment income ($)*                0.31                0.49            0.47            0.43                   0.19

  Net realized and unrealized
    gain (loss) on investments,
    foreign currency, forward
    contracts and futures
    contracts ($)                           0.04                0.38           (0.30)          (0.63)                 (0.42)
                                            ----                ----            ----            ----                   ----
TOTAL FROM INVESTMENT OPERATIONS ($)        0.35                0.87            0.17           (0.20)                 (0.23)
                                            ----                ----            ----            ----                   ----
  Dividends from net investment
    income ($)                             (0.28)              (0.50)          (0.50)          (0.43)                 (0.21)
  Distributions from capital
    gains ($)                              (0.02)              (0.11)          (0.11)             --                     --
                                            ----                ----            ----            ----                   ----
TOTAL DISTRIBUTIONS ($)                    (0.30)              (0.61)          (0.61)          (0.43)                 (0.21)
                                            ----                ----            ----            ----                   ----
NET ASSET VALUE, END OF PERIOD($)           7.05                7.31            6.87            6.24                   5.80
                                            ====                ====            ====            ====                   ====
Total return (%)(b)                         4.96 (d)           12.74            2.49           (2.89)                 (3.71)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 ($ thousands)                            19,678              37,432          44,110          30,417                 25,044
Expense ratio (%)*                          2.10 (e)            2.10            2.11            2.34                   2.53 (e)
Expense ratio after expense
  reductions (%)*                           2.10 (e)            2.10            2.10            2.33                   2.52 (e)
Ratio of net investment income
  to average net assets (%)*                6.73 (e)            6.77            6.63            6.54                   6.32 (e)
Portfolio turnover rate (%)               110.37              179.82          169.92          164.29                  64.95
*Reflects voluntary reduction
  of expenses per share of
  these amounts ($)                         0.01                0.01            0.01              --                     --

                                                                              CLASS C

                                --------------------------------------------------------------------------------------------------
                                     AUGUST 30, 1996
                                     (COMMENCEMENT OF                YEARS ENDED APRIL 30                       SIX MONTHS ENDED
                                      OPERATIONS) TO                 --------------------                       OCTOBER 31, 2000
                                    APRIL 30, 1997(a)      1998(a)         1999(a)         2000(a)               (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                                  7.00                7.05            7.31            6.87                   6.24
                                            ----                ----            ----            ----                   ----
  Net investment income ($)*                0.32                0.49            0.46            0.43                   0.19

  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)                           0.03                0.38           (0.29)          (0.63)                 (0.42)
                                            ----                ----            ----            ----                   ----
TOTAL FROM INVESTMENT
OPERATIONS ($)                              0.35                0.87            0.17           (0.20)                 (0.23)
                                            ----                ----            ----            ----                   ----
  Dividends from net
    investment income ($)                  (0.28)              (0.50)          (0.50)          (0.43)                 (0.21)
  Distributions from capital
    gains ($)                              (0.02)              (0.11)          (0.11)             --                     --
                                            ----                ----            ----            ----                   ----
TOTAL DISTRIBUTIONS ($)                    (0.30)              (0.61)          (0.61)          (0.43)                 (0.21)
                                            ----                ----            ----            ----                   ----
NET ASSET VALUE, END OF PERIOD ($)          7.05                7.31            6.87            6.24                   5.80
                                            ====                ====            ====            ====                   ====
Total return (%)(b)                         4.96 (d)           12.74            2.49           (2.89)                 (3.71)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                             8,590              13,243          15,949           7,887                  5,767
Expense ratio (%)*                          2.10 (e)            2.10            2.11            2.34                   2.53 (e)
Expense ratio after expense
  reductions (%)*                           2.10 (e)            2.10            2.10            2.33                   2.52 (e)
Ratio of net investment income
  to average net assets (%)*                6.67 (e)            6.77            6.62            6.52                   6.32 (e)
Portfolio turnover rate (%)               110.37              179.82          169.92          164.29                  64.95
*Reflects voluntary reduction
  of expenses per share of
  these amounts ($)                         0.01                0.01            0.01              --                     --

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

                                                                              CLASS S
                                --------------------------------------------------------------------------------------------------
                                     AUGUST 30, 1996
                                     (COMMENCEMENT OF                YEARS ENDED APRIL 30                       SIX MONTHS ENDED
                                      OPERATIONS) TO                 --------------------                       OCTOBER 31, 2000
                                    APRIL 30, 1997(a)      1998(a)         1999(a)         2000(a)               (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)    7.00                7.06            7.33            6.89                   6.25
                                            ----                ----            ----            ----                   ----
  Net investment income ($)*                0.39                0.57            0.54            0.49                   0.27

  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)                           0.02                0.38           (0.30)          (0.63)                 (0.50)
                                            ----                ----            ----            ----                   ----
TOTAL FROM INVESTMENT
OPERATIONS ($)                              0.41                0.95            0.24           (0.14)                 (0.23)
                                            ----                ----            ----            ----                   ----
  Dividends from net
    investment income ($)                  (0.33)              (0.57)          (0.57)          (0.50)                 (0.24)
  Distributions from capital
    gains ($)                              (0.02)              (0.11)          (0.11)             --                     --
                                            ----                ----            ----            ----                   ----
TOTAL DISTRIBUTIONS ($)                    (0.35)              (0.68)          (0.68)          (0.50)                 (0.24)
                                            ----                ----            ----            ----                   ----
NET ASSET VALUE, END OF PERIOD ($)          7.06                7.33            6.89            6.25                   5.81
                                            ====                ====            ====            ====                   ====
Total return (%)(b)                         5.76 (d)           13.99            3.51           (2.06)                 (3.23)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                              10,908              11,675          11,679           9,437                  9,110
Expense ratio (%)*                          1.10 (e)            1.10            1.11            1.34                   1.53 (e)
Expense ratio after expense
  reductions (%)*                           1.10 (e)            1.10            1.10            1.33                   1.52 (e)
Ratio of net investment income
  to average net assets (%)*                7.51 (e)            7.74            7.62            7.55                   7.32 (e)
Portfolio turnover rate (%)               110.37              179.82          169.92          164.29                  64.95
*Reflects voluntary reduction
  of expenses per share of
  these amounts ($)                         0.01                0.01            0.01              --                     --
----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
STRATEGIC INCOME FUND                      Chairman of the Board,                 Chairman of the Board, President,
One Financial Center                       President and Chief                    Chief Executive Officer
Boston, MA 02111                           Executive Officer                      and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         MAUREEN DEPP                           Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS A. SHIVELY
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       JAMES M. WEISS                         for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       ELIZABETH MCCOMBS WESTVOLD
State Street Research                      Vice President                         DEAN O. MORTON
Service Center                                                                    Former Executive Vice
P.O. Box 8408                              KENNARD WOODWORTH, JR.                 President,  Chief Operating
Boston, MA 02266-8408                      Vice President                         Officer and Director,
1-87-SSR-FUNDS (1-877-773-8637)                                                   Hewlett-Packard Company
                                           GERARD P. MAUS
CUSTODIAN                                  Treasurer                              SUSAN M. PHILLIPS
State Street Bank and                                                             Dean, School of Business
Trust Company                              DOUGLAS A. ROMICH                      and Public Management,
225 Franklin Street                        Assistant Treasurer                    George Washington University;
Boston, MA 02110                                                                  former Member of the Board
                                           FRANCIS J. MCNAMARA, III               of Governors of the Federal
LEGAL COUNSEL                              Secretary and General Counsel          Reserve System and Chairman
Goodwin, Procter & Hoar LLP                                                       and Commissioner of the
Exchange Place                             DARMAN A. WING                         Commodity Futures Trading
Boston, MA 02109                           Assistant Secretary and                Commission
                                           Assistant General Counsel
                                                                                  TOBY ROSENBLATT
                                           SUSAN E. BREEN                         President, Founders Investments Ltd.
                                           Assistant Secretary                    President, The Glen Ellen Company

                                           AMY L. SIMMONS                         MICHAEL S. SCOTT MORTON
                                           Assistant Secretary                    Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


STATE STREET RESEARCH STRATEGIC INCOME FUND                  ---------------
One Financial Center                                             PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20
                                                             ---------------




QUESTIONS? COMMENTS?

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WRITE us at:
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    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C) State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Income Fund prospectus.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1201)SSR-LD                                 SI-2854-1200

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  GALILEO FUND
                              ---------------------

                               SEMIANNUAL REPORT

                               October 31, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The Federal Reserve has orchestrated a modest slowdown of the U.S. economy. Gross domestic product grew at a 2.7% pace during the third quarter of 2000, down significantly from previous quarters.

o   Inflation remained tame -- though higher than six months ago -- at 3.5%.

o   Consumer confidence has remained high in spite of soaring energy prices.

o   Unemployment was at a 30-year low of 3.9%.

THE MARKETS
o Equity market performance was rocky during the six-month period, as investors expressed concern about third quarter earnings reports and the effects of rising oil prices. The Nasdaq sunk into bear market territory, ending the period at -12.72%, while the S&P 500 returned -1.03%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.31% to 5.75%, helped by optimism about the economic slowdown plus a federal buyback of bonds. Other areas of the bond market struggled, especially junk bonds.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 2000, Class A shares of State Street Research Galileo Fund returned 3.11% (does not reflect sales charge).(2) The fund outperformed the Lipper Large Cap-Core Funds Average, which returned 1.57% for the same period.

o   Stock picking was the largest positive contributor to performance.

o All other performance variables, including our exposure to risk and industry weightings, contributed modestly to performance.

CURRENT STRATEGY
o   Our disciplined process continues to generate above-average returns.

o   Our sector-neutral approach places the emphasis on stock picking.

October 31, 2000


(1) The S&P 500 (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. Lipper Large Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows how well the fund has done compared with competing funds.

(2) 2.79% for Class B(1) shares; 2.79% for Class B shares; 2.71% for Class C shares; 3.24% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2000, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 9/30/00
(at maximum applicable sales charge)(3)(4)(5)
----------------------------------------------------------------------
                             LIFE OF FUND
                           (since 3/11/98)            1 YEAR
----------------------------------------------------------------------
Class A                         15.26%                24.51%
----------------------------------------------------------------------
Class B(1)                      16.14%                26.22%
----------------------------------------------------------------------
Class B                         16.16%                26.19%
----------------------------------------------------------------------
Class C                         17.08%                30.19%
----------------------------------------------------------------------
Class S                         18.27%                32.55%
----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
----------------------------------------------------------------------
                             LIFE OF FUND
                           (since 3/11/98)            1 YEAR
----------------------------------------------------------------------
Class A                         16.62%                19.17%
----------------------------------------------------------------------
Class B(1)                      15.72%                18.21%
----------------------------------------------------------------------
Class B                         15.74%                18.30%
----------------------------------------------------------------------
Class C                         15.73%                18.20%
----------------------------------------------------------------------
Class S                         16.90%                19.43%
----------------------------------------------------------------------

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)


 1 CISCO SYSTEMS Computer Technology           3.1%
 2 EXXONMOBIL Oil                              2.3%
 3 GENERAL ELECTRIC Multi-Sector               2.3%
 4 EXELON Electric Utilities                   1.9%
 5 SBC COMMUNICATIONS Telecommunications       1.9%
 6 SUN MICROSYSTEMS Computer Hardware          1.9%
 7 EMC Computer Technology                     1.8%
 8 PHARMACIA Pharmaceuticals                   1.8%
 9 ACE Insurance                               1.7%
10 SAINT PAUL Insurance                        1.7%

These securities represent an aggregate of 20.4% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed above.

TOP 5 INDUSTRIES
(by percentage of net assets)

DRUGS & BIOTECHNOLOGY                        10.4%
COMPUTER SOFTWARE                             8.0%
MISCELLANEOUS FINANCIAL                       6.4%
RETAIL                                        6.4%
TELECOMMUNICATIONS                            6.3%

Total: 37.5%

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------
                                                                                            VALUE
                                                                       SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.0%
AUTOMOBILES & TRANSPORTATION 1.0%
AUTOMOTIVE PARTS 1.0%
Eaton Corp. .......................................................       10,000           $   680,625
                                                                                           -----------
Total Automobiles & Transportation ................................                            680,625
                                                                                           -----------
CONSUMER DISCRETIONARY 11.3%
ADVERTISING AGENCIES 0.6%
Omnicom Group Inc. ................................................        4,700               433,575
                                                                                           -----------
CASINOS/GAMBLING, HOTEL/MOTEL 2.1%
Hilton Hotels Corp. ...............................................       90,000               855,000
International Game Technology Inc.* ...............................       15,000               549,375
                                                                                           -----------
                                                                                             1,404,375
                                                                                           -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.2%
Clear Channel Communications Inc.* ................................        8,100               486,506
U.S.A. Networks Inc.* .............................................       20,900               423,225
Walt Disney Co. ...................................................       16,100               576,582
                                                                                           -----------
                                                                                             1,486,313
                                                                                           -----------
RETAIL 6.4%
Bed Bath & Beyond Inc.* ...........................................       32,200               831,162
Best Buy Company Inc.* ............................................       10,900               547,044
Costco Wholesale Corp.* ...........................................        8,900               325,962
Gap Inc. ..........................................................       21,900               565,294
Home Depot Inc. ...................................................       10,700               460,100
Jones Apparel Group Inc.* .........................................       12,300               342,094
Staples Inc.* .....................................................       33,800               481,650
Wal-Mart Stores, Inc. .............................................       16,600               753,225
                                                                                           -----------
                                                                                             4,306,531
                                                                                           -----------
Total Consumer Discretionary ......................................                          7,630,794
                                                                                           -----------
CONSUMER STAPLES 4.5%
BEVERAGES 0.7%
Anheuser-Busch Companies,Inc. .....................................       10,800               494,100
                                                                                           -----------
DRUG & GROCERY STORE CHAINS 3.0%
CVS Corp. .........................................................       17,400               921,112
Safeway Inc.* .....................................................       20,400             1,115,625
                                                                                           -----------
                                                                                             2,036,737
                                                                                           -----------
FOODS 0.8%
Quaker Oats Co. ...................................................        6,200               505,687
                                                                                           -----------
Total Consumer Staples ............................................                          3,036,524
                                                                                           -----------
FINANCIAL SERVICES 16.6%
BANKS & SAVINGS & LOAN 3.3%
Bank of New York Company, Inc. ....................................       11,500               661,969
Chase Manhattan Corp. .............................................        7,800               354,900
Federal Home Loan Mortgage Corp. ..................................       12,600               756,000
Wells Fargo & Co. .................................................        9,800               453,862
                                                                                           -----------
                                                                                             2,226,731
                                                                                           -----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.9%
First Data Corp. ..................................................       11,800               591,475
                                                                                           -----------
INSURANCE 6.0%
Ace Ltd. ..........................................................       29,300             1,150,025
Hartford Financial Services Group, Inc. ...........................       11,200               833,700
Saint Paul Companies, Inc. ........................................       22,000             1,127,500
XL Capital Ltd. Cl. A .............................................       12,353               949,637
                                                                                           -----------
                                                                                             4,060,862
                                                                                           -----------
MISCELLANEOUS FINANCIAL 6.4%
Capital One Financial Corp. .......................................       13,300               839,562
Citigroup, Inc. ...................................................       19,800             1,041,975
Mellon Financial Corp. ............................................       16,400               791,300
Merrill Lynch & Company Inc. ......................................       14,800             1,036,000
Metris Companies Inc. .............................................       19,500               631,313
                                                                                           -----------
                                                                                             4,340,150
                                                                                           -----------
Total Financial Services ..........................................                         11,219,218
                                                                                           -----------
HEALTH CARE 12.7%
DRUGS & BIOTECHNOLOGY 10.4%
Abbott Laboratories Inc. ..........................................        7,700               406,656
ALZA Corp.* .......................................................        7,600               615,125
American Home Products Corp. ......................................        8,800               558,800
Baxter International Inc. .........................................        8,150               669,828
Biogen Inc.* ......................................................       10,200               613,913
Genzyme Corp.* ....................................................        7,400               525,400
Johnson & Johnson .................................................        6,850               631,056
Pfizer Inc. .......................................................       11,550               498,816
Pharmacia Corp. ...................................................       22,125             1,216,875
Schering-Plough Corp. .............................................       15,240               787,717
Teva Pharmaceutical Industries Ltd. ADR ...........................        8,600               508,475
                                                                                           -----------
                                                                                             7,032,661
                                                                                           -----------
HEALTH CARE FACILITIES 1.3%
Tenet Healthcare Corp.* ...........................................       21,900               860,944
                                                                                           -----------
HOSPITAL SUPPLY 1.0%
Guidant Corp.* ....................................................       12,500               661,719
                                                                                           -----------
Total Health Care .................................................                          8,555,324
                                                                                           -----------
INTEGRATED OILS 3.6%
INTEGRATED DOMESTIC 1.3%
Kerr-McGee Corp. ..................................................        7,400               483,312
Unocal Corp. ......................................................       11,300               385,613
                                                                                           -----------
                                                                                               868,925
                                                                                           -----------
INTEGRATED INTERNATIONAL 2.3%
ExxonMobil Corp. ..................................................       17,600             1,569,700
                                                                                           -----------
Total Integrated Oils .............................................                          2,438,625
                                                                                           -----------
MATERIALS & PROCESSING 1.2%
CHEMICALS 1.2%
Dow Chemical Co. ..................................................       13,800               422,625
Rohm & Haas Co. ...................................................       12,000               360,750
                                                                                           -----------
                                                                                               783,375
                                                                                           -----------
Total Materials & Processing ......................................                            783,375
                                                                                           -----------
OTHER 6.1%
MULTI-SECTOR 6.1%
General Electric Co. ..............................................       28,200             1,545,712
Illinois Tool Works Inc. ..........................................        8,600               477,838
Minnesota Mining & Manufacturing Co. ..............................        3,900               376,838
Standard & Poor's Depositary Receipt ..............................        5,900               843,423
Tyco International Ltd. ...........................................       14,950               847,478
                                                                                           -----------
Total Other .......................................................                          4,091,289
                                                                                           -----------
OTHER ENERGY 2.2%
OIL & GAS PRODUCERS 1.0%
Anadarko Petroleum Corp. ..........................................       10,700               685,335
                                                                                           -----------
OIL WELL EQUIPMENT & SERVICES 1.2%
Baker Hughes Inc. .................................................       14,800               508,750
Halliburton Co. ...................................................        8,800               326,150
                                                                                           -----------
                                                                                               834,900
                                                                                           -----------
Total Other Energy ................................................                          1,520,235
                                                                                           -----------
PRODUCER DURABLES 4.0%
AEROSPACE 1.1%
United Technologies Corp. .........................................       10,500               733,032
                                                                                           -----------
MACHINERY 0.6%
Caterpillar Inc. ..................................................       12,500               438,281
                                                                                           -----------
MISCELLANEOUS EQUIPMENT 1.2%
Danaher Corp. .....................................................       13,000               820,625
                                                                                           -----------
PRODUCTION TECHNOLOGY EQUIPMENT 0.5%
Flextronics International Ltd. ....................................        8,600               326,800
                                                                                           -----------
TELECOMMUNICATIONS EQUIPMENT 0.6%
American Tower Corp. Cl. A* .......................................        9,500               388,906
                                                                                           -----------
Total Producer Durables ...........................................                          2,707,644
                                                                                           -----------
TECHNOLOGY 24.7%
COMMUNICATIONS TECHNOLOGY 6.0%
Cisco Systems Inc.* ...............................................       38,300             2,063,412
Corning Inc. ......................................................        3,000               229,500
General Motors Corp. Cl. H* .......................................       14,400               466,560
JDS Uniphase Corp.* ...............................................        6,500               528,938
Nortel Networks Corp. .............................................       10,400               473,200
Qualcomm Inc.* ....................................................        4,800               312,525
                                                                                           -----------
                                                                                             4,074,135
                                                                                           -----------
COMPUTER SOFTWARE 8.0%
Bea Systems Inc.* .................................................        5,000               358,750
i2 Technologies Inc.* .............................................        3,400               578,000
Intuit, Inc.* .....................................................       12,100               743,394
Mercury Interactive Corp.* ........................................        6,700               743,700
Microsoft Corp.* ..................................................       15,400             1,060,675
Oracle Systems Corp.* .............................................       16,800               554,400
Siebel Systems Inc. ...............................................        3,400               356,787
Veritas Software Co.* .............................................        7,200             1,015,312
                                                                                           -----------
                                                                                             5,411,018
                                                                                           -----------
COMPUTER TECHNOLOGY 6.0%
Electronic Data Systems Corp. .....................................       13,800               647,738
EMC Corp.* ........................................................       13,900             1,237,969
Gateway Inc.* .....................................................        9,100               469,651
International Business Machines Corp. .............................        4,800               472,800
Sun Microsystems Inc.* ............................................       11,300             1,252,887
                                                                                           -----------
                                                                                             4,081,045
                                                                                           -----------
ELECTRONICS 0.6%
Solectron Corp.* ..................................................        8,800               387,200
                                                                                           -----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 4.1%
Altera Corp.* .....................................................       11,450               468,734
Analog Devices Inc.* ..............................................        9,800               637,000
Applied Micro Circuits Corp.* .....................................        3,900               297,863
Intel Corp. .......................................................       21,800               981,000
PMC Sierra Inc.* ..................................................        2,200               372,900
                                                                                           -----------
                                                                                             2,757,497
                                                                                           -----------
Total Technology ..................................................                         16,710,895
                                                                                           -----------
UTILITIES 9.1%
ELECTRICAL 1.9%
Exelon Corp. ......................................................       21,700             1,304,712
                                                                                           -----------
GAS DISTRIBUTION 0.9%
Questar Corp. .....................................................       23,800               644,088
                                                                                           -----------
TELECOMMUNICATIONS 6.3%
Qwest Communications International Inc.* ..........................       16,452               799,978
SBC Communications Inc. ...........................................       22,000             1,269,125
Verizon Communications ............................................       10,600               612,812
Vodafone Group PLC ADR ............................................       12,700               540,544
Worldcom Inc.* ....................................................       18,050               428,688
XO Communications Inc.* ...........................................       17,100               576,858
                                                                                           -----------
                                                                                             4,228,005
                                                                                           -----------
Total Utilities ...................................................                          6,176,805
                                                                                           -----------
Total Common Stocks (Cost $51,254,741) ............................                         65,551,353
                                                                                           -----------

------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY
                                                            AMOUNT                DATE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2.2%
American Express Credit Corp., 6.50% ..........  $1,500,000           11/01/2000             1,500,000
                                                                                           -----------
Total Commercial Paper (Cost $1,500,000) .......................................             1,500,000
                                                                                           -----------
Total Investments (Cost $52,754,741) - 99.2% ...................................            67,051,353
Cash and Other Assets, Less Liabilities - 0.8% .................................               523,335
                                                                                           -----------
Net Assets - 100.0% ............................................................           $67,574,688
                                                                                           ===========

Federal Income Tax Information:
At October 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $53,108,451 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is
  an excess of value over tax cost .............................................           $16,410,289
Aggregate gross unrealized depreciation for all investments in which there is
  an excess of tax cost over value .............................................            (2,467,387)
                                                                                           -----------
                                                                                           $13,942,902
                                                                                           ===========

--------------------------------------------------------------------------------
* Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $52,754,741) (Note 1) ................. $67,051,353
Cash ..............................................................       3,363
Receivable for securities sold ....................................   1,307,112
Receivable from Distributor (Note 3) ..............................      81,060
Receivable for fund shares sold ...................................      37,052
Dividends and interest receivable .................................      14,747
Deferred organizational costs and other assets (Note 1)                 124,314
                                                                    -----------
                                                                     68,619,001
LIABILITIES
Payable for securities purchased ..................................     792,174
Payable for fund shares redeemed ..................................      41,193
Accrued management fee (Note 2) ...................................      37,395
Accrued distribution and service fees (Note 5) ....................      32,082
Accrued administration fee ........................................      28,100
Accrued trustees' fees (Note 2) ...................................       3,355
Other accrued expenses ............................................     110,014
                                                                    -----------
                                                                      1,044,313
                                                                    -----------
NET ASSETS                                                          $67,574,688
                                                                    ===========
Net Assets consist of:
  Unrealized appreciation of investments .......................... $14,296,612
  Accumulated net realized gain ...................................   2,226,325
  Paid-in capital .................................................  51,051,751
                                                                    -----------
                                                                    $67,574,688
                                                                    ===========

Net Asset Value and redemption price per share of Class A shares
  ($27,585,353 / 2,028,012 shares) ...............................       $13.60
                                                                         ======
Maximum Offering Price per share of Class A shares ($13.60 / .9425)      $14.43
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($8,294,286 / 622,914 shares)*  ..............       $13.32
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($20,488,535 / 1,537,874 shares)* ...............       $13.32
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($3,267,132 / 245,181 shares)* ...................      $13.33
                                                                         ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($7,939,382 / 579,703 shares) ...................................      $13.70
                                                                         ======

-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended October 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $498 ......................       $  231,538
Interest .....................................................           53,475
                                                                     ----------
                                                                        285,013
EXPENSES
Management fee (Note 2) ......................................          221,921
Transfer agent and shareholder services (Note 2) .............          130,225
Custodian fee ................................................           56,658
Reports to shareholders ......................................           30,697
Distribution and service fees-Class A (Note 5) ...............           41,330
Distribution and service fees-Class B(1) (Note 5) ............           38,807
Distribution and service fees-Class B (Note 5) ...............          105,880
Distribution and service fees-Class C (Note 5) ...............           20,239
Administration fee ...........................................           28,100
Registration fees ............................................           22,912
Legal fees ...................................................           12,820
Audit fee ....................................................           12,384
Amortization of organization costs (Note 1) ..................            9,215
Trustees' fees (Note 2) ......................................            5,127
Miscellaneous ................................................            7,557
                                                                     ----------
                                                                        743,872
Expenses borne by the Distributor (Note 3) ...................         (190,955)
Fees paid indirectly (Note 2) ................................           (5,244)
                                                                     ----------
                                                                        547,673
                                                                     ----------

Net investment loss ..........................................         (262,660)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) .............        2,589,772
Change in unrealized depreciation of investments .............         (426,578)
                                                                     ----------

Net gain on investments ......................................        2,163,194
                                                                     ----------

Net increase in net assets resulting from operations .........       $1,900,534
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
October 31, 2000 (Unaudited)

                                                                                      SIX MONTHS ENDED
                                                               YEAR ENDED             OCTOBER 31, 2000
                                                             APRIL 30, 2000              (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .................................           $  (358,201)               $  (262,660)
Net realized gain on investments ....................             3,278,655                  2,589,772
Change in unrealized appreciation
  (depreciation) of investments .....................             7,076,602                   (426,578)
                                                                -----------                -----------

Net increase resulting
  from operations....................................             9,997,056                  1,900,534
                                                                -----------                -----------
Distributions from capital gains:
  Class A ...........................................              (353,067)                  (956,693)
  Class B(1) ........................................               (62,081)                  (267,084)
  Class B ...........................................              (298,049)                  (757,885)
  Class C ...........................................               (53,412)                  (178,353)
  Class S ...........................................               (92,063)                  (263,650)
                                                                -----------                -----------
                                                                   (858,672)                (2,423,665)
                                                                -----------                -----------
Net increase from fund share
  transactions (Note 6)..............................            11,197,665                    991,876
                                                                -----------                -----------
Total increase in net assets ........................            20,336,049                    468,745
NET ASSETS
Beginning of period .................................            46,769,894                 67,105,943
                                                                -----------                -----------
End of period .......................................           $67,105,943                $67,574,688
                                                                ===========                ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2000

NOTE 1

State Street Research Galileo Fund (the "Fund") is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of five separate funds: State Street Research Galileo Fund, State Street Research Legacy Fund, State Street Research Strategic Income Fund, State Street Research Concentrated Large-Cap Value Fund and State Street Research Tax-Managed Small-Cap Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks and convertible securities of companies in the Russell 1000 Index and in other U.S. and foreign companies of comparable size.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay a service and distribution fee equal to 0.30% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended October 31, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2000, the fees pursuant to such agreement amounted to $221,921.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 2000, the amount of such expenses was $53,203.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended October 31, 2000 the Fund's transfer agent fees were reduced by $5,244 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,127 during the six months ended October 31, 2000.

Effective May 3, 2000, the Fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the Fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the six months ended October 31, 2000, the amount of such expenses was $28,100.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $190,955.

NOTE 4

For the six months ended October 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $30,283,809 and $31,341,747, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2000, fees pursuant to such plans amounted to $41,330, $38,807, $105,880 and $20,239 for Class A, Class B(1),
Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $3,498 and $16,436, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $31,081 and $408 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $10,277, $22,811 and $48 on redemptions of Class B
(1), Class B and Class C shares, respectively, during the period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 2000, MetLife owned 55,171 Class A shares, 49,610 Class B(1) shares, 5,610 Class B shares, 55,218 Class C shares and 496,395 Class S shares of the Fund.

These transactions break down by share class as follows:

                                                                           SIX MONTHS ENDED
                                               YEAR ENDED                  OCTOBER 31, 2000
                                             APRIL 30, 2000                  (UNAUDITED)
                                     ----------------------------    ----------------------------
CLASS A                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                             1,091,104    $ 13,213,898         264,862    $  3,579,853
Issued upon reinvestment of
  distributions from capital gains         28,677         352,277          72,289         938,315
Shares redeemed                          (553,147)     (6,843,631)       (258,554)     (3,496,552)
                                     ------------    ------------    ------------    ------------
Net increase                              566,634    $  6,722,544          78,597    $  1,021,616
                                     ============    ============    ============    ============

CLASS B(1)                              SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               408,824    $  4,955,974         121,561    $  1,607,293
Issued upon reinvestment of
  distributions from capital gains          5,050          61,289          19,798         252,232
Shares redeemed                           (58,047)       (724,984)        (27,022)       (358,315)
                                     ------------    ------------    ------------    ------------
Net increase                              355,827    $  4,292,279         114,337    $  1,501,210
                                     ============    ============    ============    ============

CLASS B                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               233,464    $  2,848,968          29,967    $    397,331
Issued upon reinvestment of
  distributions from capital gains         24,004         290,910          55,114         702,158
Shares redeemed                          (339,103)     (4,124,433)       (125,581)     (1,666,207)
                                     ------------    ------------    ------------    ------------
Net decrease                              (81,635)   $   (984,555)        (40,500)   $   (566,718)
                                     ============    ============    ============    ============

CLASS C                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               192,750    $  2,394,823          20,493    $    266,868
Issued upon reinvestment of
  distributions from capital gains          4,073          49,381           6,160          78,542
Shares redeemed                          (111,900)     (1,365,111)       (181,654)     (2,374,835)
                                     ------------    ------------    ------------    ------------
Net increase (decrease)                    84,923    $  1,079,093        (155,001)   $ (2,029,425)
                                     ============    ============    ============    ============

CLASS S                                 SHARES         AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                 3,726    $     47,665          59,673    $    813,115
Issued upon reinvestment of
  distributions from capital gains          7,467          92,063          20,188         263,650
Shares redeemed                            (4,129)        (51,424)           (841)        (11,572)
                                     ------------    ------------    ------------    ------------
Net increase                                7,064    $     88,304          79,020    $  1,065,193
                                     ============    ============    ============    ============

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:

                                                                                     CLASS A
                                              -------------------------------------------------------------------------------
                                                    MARCH 11, 1998                                          SIX MONTHS ENDED
                                                   (COMMENCEMENT OF       YEARS ENDED APRIL 30              OCTOBER 31, 2000
                                                     OPERATIONS)         -----------------------             (UNAUDITED)(a)
                                                 TO APRIL 30, 1998(a)        1999(a)        2000(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             9.55                      9.92             11.73            13.70
                                                     ----                     -----             -----            -----
  Net investment income (loss) ($)*                  0.01                     (0.01)            (0.04)           (0.03)
  Net realized and unrealized gain on
    investments ($)                                  0.36                      1.82              2.20             0.42
                                                     ----                     -----             -----            -----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.37                      1.81              2.16             0.39
                                                     ----                     -----             -----            -----
    Dividend from net investment income ($)            --                     (0.00)               --               --
    Distributions from capital gains ($)               --                        --             (0.19)           (0.49)
                                                     ----                     -----             -----            -----
TOTAL DISTRIBUTIONS ($)                                --                     (0.00)            (0.19)           (0.49)
                                                     ----                     -----             -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   9.92                     11.73             13.70            13.60
                                                     ====                     =====             =====            =====
Total return (%)(b)                                  3.87(d)                  18.28             18.57             3.11(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           6,132                    16,220            26,704           27,585
Expense ratio (%)*                                   1.25(e)                   1.27              1.27             1.33(e)
Expense ratio after expense reductions (%)*          1.25(e)                   1.25              1.25             1.30(e)
Ratio of net investment income (loss) to
  average net assets (%)*                            0.45(e)                  (0.09)            (0.29)           (0.47)(e)
Portfolio turnover rate (%)                         13.04                    134.16            106.12            46.41
*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                0.03                      0.08              0.08             0.04

                                                                                                CLASS B(1)
                                                                              -----------------------------------------------
                                                                                YEARS ENDED APRIL 30         SIX MONTHS ENDED
                                                                              --------------------------     OCTOBER 31, 2000
                                                                             1999(a)(c)         2000(a)        (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                      10.63           11.63             13.46
                                                                              -----           -----             -----
  Net investment loss ($)*                                                    (0.03)          (0.13)            (0.08)

  Net realized and unrealized gain on investments ($)                          1.03            2.15              0.43
                                                                              -----           -----             -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                           1.00            2.02              0.35
                                                                              -----           -----             -----

    Dividend from net investment income ($)                                   (0.00)             --                --

    Distributions from capital gains ($)                                         --           (0.19)            (0.49)
                                                                              -----           -----             -----
TOTAL DISTRIBUTIONS ($)                                                       (0.00)          (0.19)            (0.49)
                                                                              -----           -----             -----
NET ASSET VALUE, END OF PERIOD ($)                                            11.63           13.46             13.32
                                                                              =====           =====             =====
Total return (%)(b)                                                            9.44(d)        17.52              2.79(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                     1,776           6,847             8,294

Expense ratio (%)*                                                             2.02(e)         2.02              2.03(e)

Expense ratio after expense reductions (%)*                                    2.00(e)         2.00              2.00(e)

Ratio of net investment loss to average net assets (%)*                            )

                                                                              (1.01(e)        (1.05)            (1.17)(e)

Portfolio turnover rate (%)                                                  134.16          106.12             46.41

*Reflects voluntary reduction of expenses per share of

  these amounts (Note 3) ($)                                                   0.02            0.09              0.04
---------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                                     CLASS B
                                                -----------------------------------------------------------------------------
                                                    MARCH 11, 1998
                                                   (COMMENCEMENT OF        YEARS ENDED APRIL 30              SIX MONTHS ENDED
                                                     OPERATIONS)          -----------------------            OCTOBER 31, 2000
                                                 TO APRIL 30, 1998(a)     1999(a)        2000(a)              (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             9.55                      9.90             11.63            13.47
                                                     ----                     -----             -----            -----
  Net investment loss ($)*                          (0.00)                    (0.09)            (0.13)           (0.08)
  Net realized and unrealized gain on
    investments ($)                                  0.35                      1.82              2.16             0.42
                                                     ----                     -----             -----            -----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.35                      1.73              2.03             0.34
                                                     ----                     -----             -----            -----
    Dividend from net investment income ($)            --                     (0.00)               --               --
    Distributions from capital gains ($)               --                        --             (0.19)           (0.49)
                                                     ----                     -----             -----            -----
TOTAL DISTRIBUTIONS ($)                                --                     (0.00)            (0.19)           (0.49)
                                                     ----                     -----             -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   9.90                     11.63             13.47            13.32
                                                     ====                     =====             =====            =====
Total return (%)(b)                                  3.66(d)                  17.50             17.61             2.79(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           5,142                    19,300            21,267           20,489
Expense ratio (%)*                                   2.00(e)                   2.02              2.02             2.03(e)
Expense ratio after expense reductions (%)*          2.00(e)                   2.00              2.00             2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                       (0.31)(e)                 (0.84)            (1.04)           (1.16)(e)
Portfolio turnover rate (%)                         13.04                    134.16            106.12            46.41
*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                0.03                      0.08              0.07             0.04


                                                                                     CLASS C
                                                -----------------------------------------------------------------------------
                                                    MARCH 11, 1998
                                                   (COMMENCEMENT OF        YEARS ENDED APRIL 30              SIX MONTHS ENDED
                                                     OPERATIONS)          -----------------------            OCTOBER 31, 2000
                                                 TO APRIL 30, 1998(a)     1999(a)        2000(a)              (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             9.55                      9.91             11.63            13.48
                                                     ----                     -----             -----            -----
  Net investment loss ($)*                          (0.00)                    (0.09)            (0.13)           (0.08)
  Net realized and unrealized gain on
    investments ($)                                  0.36                      1.81              2.17             0.42
                                                     ----                     -----             -----            -----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.36                      1.72              2.04             0.34
                                                     ----                     -----             -----            -----
    Dividend from net investment income ($)            --                     (0.00)               --               --
    Distributions from capital gains ($)               --                        --             (0.19)           (0.49)
                                                     ----                     -----             -----            -----
TOTAL DISTRIBUTIONS ($)                                --                     (0.00)            (0.19)           (0.49)
                                                     ----                     -----             -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   9.91                     11.63             13.48            13.33
                                                     ====                     =====             =====            =====
Total return (%)(b)                                  3.77(d)                  17.36             17.70             2.71(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           1,061                     3,667             5,393            3,267
Expense ratio (%)*                                   2.00(e)                   2.02              2.02             2.03(e)
Expense ratio after expense reductions (%)*          2.00(e)                   2.00              2.00             2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                       (0.13)(e)                 (0.85)            (1.08)           (1.14)(e)
Portfolio turnover rate (%)                         13.04                    134.16            106.12            46.41
*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                0.04                      0.08              0.08             0.04

----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.



                                                                                     CLASS S
                                                -----------------------------------------------------------------------------
                                                    MARCH 11, 1998
                                                   (COMMENCEMENT OF        YEARS ENDED APRIL 30              SIX MONTHS ENDED
                                                     OPERATIONS)          -----------------------            OCTOBER 31, 2000
                                                 TO APRIL 30, 1998(a)     1999(a)        2000(a)              (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             9.55                      9.92             11.76            13.77
                                                     ----                     -----             -----            -----
  Net investment income (loss) ($)*                  0.02                      0.02             (0.00)           (0.01)

  Net realized and unrealized gain on
    investments ($)                                  0.35                      1.82              2.20             0.43
                                                     ----                     -----             -----            -----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.37                      1.84              2.20             0.42
                                                     ----                     -----             -----            -----
    Dividend from net investment income ($)            --                     (0.00)               --               --
    Distributions from capital gains ($)               --                        --             (0.19)           (0.49)
                                                     ----                     -----             -----            -----
TOTAL DISTRIBUTIONS ($)                                --                     (0.00)            (0.19)           (0.49)
                                                     ----                     -----             -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   9.92                     11.76             13.77            13.70
                                                     ====                     =====             =====            =====
Total return (%)(b)                                  3.87(d)                  18.59             18.87             3.24(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           4,763                     5,806             6,895            7,939
Expense ratio (%)*                                   1.00(e)                   1.02              1.02             1.03(e)
Expense ratio after expense reductions (%)*          1.00(e)                   1.00              1.00             1.00(e)
Ratio of net investment income (loss) to
  average net assets (%)*                            0.98(e)                   0.18             (0.04)           (0.17)(e)
Portfolio turnover rate (%)                         13.04                    134.16            106.12            46.41
*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                0.06                      0.08              0.07             0.04
-----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
GALILEO FUND                               Chairman of the Board,                 Chairman of the Board, President,
One Financial Center                       President and Chief                    Chief Executive Officer
Boston, MA 02111                           Executive Officer                      and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         MAUREEN DEPP                           Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                THOMAS A. SHIVELY                      PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       JAMES M. WEISS                         Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       ELIZABETH MCCOMBS WESTVOLD             State University
State Street Research                      Vice President
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              KENNARD WOODWORTH, JR.                 Former Executive Vice
Boston, MA 02266-8408                      Vice President                         President,  Chief Operating
1-87-SSR-FUNDS (1-877-773-8637)                                                   Officer and Director,
                                           GERARD P. MAUS                         Hewlett-Packard Company
CUSTODIAN                                  Treasurer
State Street Bank and                                                             SUSAN M. PHILLIPS
Trust Company                              DOUGLAS A. ROMICH                      Dean, School of Business and
225 Franklin Street                        Assistant Treasurer                    Public Management, George
Boston, MA 02110                                                                  Washington University; former
                                           FRANCIS J. MCNAMARA, III               Member of the Board of Governors
LEGAL COUNSEL                              Secretary and General Counsel          of the Federal Reserve System and
Goodwin, Procter & Hoar LLP                                                       Chairman and Commissioner of
Exchange Place                             DARMAN A. WING                         the Commodity Futures Trading
Boston, MA 02109                           Assistant Secretary and                Commission
                                           Assistant General Counsel
                                                                                  TOBY ROSENBLATT
                                           SUSAN E. BREEN                         President, Founders Investments Ltd.
                                           Assistant Secretary                    President, The Glen Ellen Company

                                           AMY L. SIMMONS                         MICHAEL S. SCOTT MORTON
                                           Assistant Secretary                    Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GALILEO FUND                          -----------------
One Financial Center                                            PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                               PERMIT NO. 20
                                                            ------------------




QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

INTERNET site:
    www.statestreetresearch.com

CALL us at 1-87-SSR-FUNDS (1-877-773-8637) or
    [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C) State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Galileo Fund prospectus.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.

CONTROL NUMBER: (exp1201)SSR-LD                                 GA-2855-1200

[LOGO] STATE STREET RESEARCH

Legacy Fund
--------------------------------------------------------------------------------

                         Annual Report to Shareholders
                         October 31, 2000

In this Report      The Great Divide
                  How Diversification
               Can Help You Get More from
                  a Tax-Managed Fund

                                    [GRAPHIC]

                         plus

                            Super-Low Cap Gains
                            Tax Rate Kicks in Next Year

                            U.S. Economy Glides to a Slower Pace

                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

6  Performance in Perspective
   The most recent performance in the
   context of the fund's track record

8  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

Introducing our New President

We are pleased to announce that Richard "Dick" S. Davis has joined State Street Research & Management Company as president and chief executive officer. Dick comes to his new position from our parent company, MetLife, where he has served as senior vice president of fixed income investments and was responsible for the firm's $110 billion fixed income portfolio.

[PHOTO]
Richard S. Davis

Dick began his professional investment career 30 years ago at First Boston Corporation. He spent eight years at J.P. Morgan Investment Management and J.P. Morgan Securities, where he held positions in global fixed income sales management, client sales and service, risk management and product development. Dick holds a BA from Georgetown University and an MBA from Columbia University.

We are delighted to welcome a new leader with such an exceptional track record and outstanding business acumen. You can look forward to hearing from Dick in the communications you receive from State Street Research in the months ahead.

[GRAPHIC]
--------------------------------------------------------------------------------
6 Month Review Management's Discussion of Fund Performance Part 1
--------------------------------------------------------------------------------

                            How State Street Research
                              Legacy Fund Performed

State Street Research Legacy Fund delivered strong performance and maintained its record of tax efficiency during the year. The fund returned 12.03% for the 12-month period ended October 31, 2000.(1) That was significantly better than both the S&P 500 Index, which returned 6.08% over the same period.(2)

Reasons for the Fund's Performance

Since we do not consciously emphasize or avoid any sector in the stock market, the fund's outperformance was the result of stock selection. Research helped us uncover opportunities among high-quality companies such as General Electric and Honeywell, as well as more aggressive growth companies such as American Tower and Veritas.

In order to preserve the fund's sector diversification, we bought stocks with similar characteristics in the same industry when we reduced the fund's exposure to stocks that had had a considerable run-up or when we sold some of our losing positions to offset gains taken in other parts of the portfolio. For example, when we sold Bank of America for a loss, we invested in Citigroup, which has been a better performer and has experienced faster growth.

Looking Ahead

We are optimistic that continued, slower economic growth could provide an attractive environment for the stock market. As a result, we continue to focus the fund's investments in growth areas of the market. We would become more defensive in our investments in a more severe slowdown, which we do not expect to materialize given the current indicators of business strength and consumer optimism.

Class A Shares(1)

     12.03% [UP ARROW]

"We continue to
focus the fund's
investments in
growth areas of
the market."

[PHOTO]
Kennard "Pete"
Woodworth
Portfolio Manager,
State Street Research
Legacy Fund

S&P 500 Index(2)

     6.08% [UP ARROW]

More Management's Discussion of Fund Performance on pages 6 and 7.

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Legacy Fund

[GRAPHIC] The Fund at a Glance as of 10/31/00

State Street Research Legacy Fund: a tax-managed approach to investing in stocks for long-term growth.

Analog Devices

One of the nation's leading semiconductor manufacturers, Analog Devices produced dramatic sales and earnings growth as a result of excellent product positioning in the semiconductor industry. We trimmed our investment and took gains, but we are holding on to a substantial position in the stock.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

MCI WorldCom

Growth has slowed dramatically for this major telecommunications company because of competitive forces in the industry. As a result, we sold the stock.

Total Net Assets: $526 million
--------------------------------------------------------------------------------
Top 10 Holdings

     Issuer/Security             % of fund assets

 (1) General Electric                        5.3%

 (2) Cisco Systems                           4.7%

 (3) Total Fina                              4.4%

 (4) EMC                                     4.0%

 (5) Tyco International                      3.9%

 (6) Amgen                                   3.6%

 (7) American Express                        3.6%

 (8) Honeywell                               3.5%

 (9) Citigroup                               3.3%

(10) Danaher                                 3.3%

     Total                                  39.6%

See page 11 for more detail.

--------------------------------------------------------------------------------
Performance: Class A

Fund average annual total return as of 10/31/00(1,4)

                Life of Fund
    1 Year       (12/31/97)
--------------------------------
    12.03%         19.04%

S&P 500 as of 10/31/00(2)

                Life of Fund
    1 Year       (12/31/97)
--------------------------------
     6.08%         16.15%

Fund average annual total return as of 9/30/00(3,4)

                Life of Fund
    1 Year       (12/31/97)
--------------------------------
    12.21%         17.73%

S&P 500 as of 9/30/00(2)

                Life of Fund
    1 Year       (12/31/97)
--------------------------------
    13.27%         16.86%

See pages 6 and 7 for data on other share classes.

--------------------------------------------------------------------------------
Top 5 Industries

% of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

October 31, 1999

Drugs & Biotechnology           12.2%
Computer Technology              9.9%
Multi-Sector Companies           8.2%
Miscellaneous Financial          6.7%
Retail                           5.7%

October 31, 2000

Multi-Sector Companies          12.7%
Drugs & Biotechnology           11.6%
Miscellaneous Financial         10.1%
Communications Technology        9.8%
Computer Technology              6.9%

--------------------------------------------------------------------------------
Ticker Symbols

State Street Research Legacy Fund

Class A: SRLAX Class B(1): SRLPX Class B: SRLBX Class C: SRLCX Class S: SRLSX*

--------------------------------------------------------------------------------
1     Does not reflect sales charge.

2 The S&P 500 (officially the "S&P 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3     At maximum applicable sales charge.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

*     Proposed.

[GRAPHIC] The Way We Think

                                The Great Divide
                               How Diversification
                           Can Help You Get More from
                               a Tax-Managed Fund

                                                                       [GRAPHIC]

The potential for lower taxes is the headliner for any tax-efficient mutual fund, especially in a year when so many funds are scheduled to pay high capital gains distributions while they report lackluster performance.

But tax efficiency is only one of the advantages of a core fund such as State Street Research Legacy Fund, says portfolio manager Pete Woodworth. "In building our portfolio, we also focus on diversification because we believe it has the potential to lower volatility." Here's how diversification figures into the management of Legacy Fund--and why it should matter to long-term investors.

Sector Neutral by Design

For a stock mutual fund, diversification means a strategic division of assets by industry group. But Woodworth's approach is even more disciplined. The fund's assets are divided to reflect the S&P 500. That means if technology is 30% of the S&P 500, Legacy Fund invests approximately 30% of its assets in technology. Says Woodworth, "we maintain sector weightings that are similar to the market, whether the sector is in or out of favor."

Woodworth's approach offers shareholders two potential advantages:

1 Exposure to the market's best performing sectors.

When the market favors a particular sector, Legacy Fund shareholders are automatically exposed to it as they were when technology had a big run up at the end of 1999 and the beginning of 2000. The fund's investments in technology stars made a significant contribution to performance early in the year.

U.S. Economy Glides to a Slower Pace

With no further interest rate changes since May, it appears that the Federal Reserve has managed to orchestrate a modest slowdown of the U.S. economy without harsh effects on consumers, workers or the markets. Third-quarter gross domestic product, the nation's total output of goods and services, was down significantly from previous quarters--+2.7% versus +5.6% in the second quarter. As a result, the Fed has let interest rates stand in its past two meetings. However, it continues to warn that it is not entirely satisfied with the tight labor market, relatively high consumer spending and rising energy prices, any of which could threaten higher inflation.

More Share in Good Times

Prosperity has broadened its reach across the income spectrum. Poverty dropped to a 20-year low last year. Real median house hold income rose to a record high of $40,800 as personal income, in general, continued to climb. Consumer confidence also remained high.

Financial Markets Reflect Uncertainty

The rocky performance by the U.S. stock market in the second half of the year had less to do with the economy than a string of disappointing announcements about sales and earnings from both old and new economy market leaders. The S&P 500 returned 6.08% over the 12 months ended in October. However, mid-cap growth companies, as measured by the Russell Midcap Growth Index, soared 38.67% over the same period. Long-term U.S. Treasury bonds were helped by optimism about the economic slowdown plus a federal buyback of bonds. Foreign markets were generally disappointing. Canada was the bright spot on the globe, as energy and telecommunication companies have brought its stock market to life.

--------------------------------------------------------------------------------
Key Indicators Point to Slower Growth
--------------------------------------------------------------------------------
[DOWN ARROW] Corporate profit growth slowed from 4.8% to 3.0%
[DOWN ARROW] GDP growth declined from 5.6% to 2.7%

--------------------------------------------------------------------------------
But Pockets of Strength Keep Fed on Vigil
--------------------------------------------------------------------------------
[UP ARROW]   Consumer spending  4.5%
[UP ARROW]   Personal income    5.5%
[UP ARROW]   New home sales     9.2%
[DOWN ARROW] Jobless rate       3.9%
--------------------------------------------------------------------------------

Source: U.S. Department of Commerce.
All figures are for third quarter of October 2000.


4  State Street Research Legacy Fund

2 A strategy to lower volatility.

After the fund's technology exposure had swelled as the result of strong performance, Woodworth sold off some of his position in top performers such as i2 and Analog Devices, locked in the fund's gains, and lowered its exposure to risk. "We follow one of the market's most revered principles: we sell high and buy low."

Strategies to Manage Gains

What happens to the fund's tax efficiency when Woodworth sells stocks for big gains? No problem, says Woodworth. He goes back through the portfolio and looks for stocks that have not met his expectations. He tries to sell them for a loss to help offset gains and replaces them with stocks in the same industry group in order to maintain the fund's diversification. "In an ideal world, you want to invest in the very best companies and own their stocks forever." But in the real world, even the best companies can stumble. And some stumble permanently. "Look at what has happened to Xerox, one of the great technology companies of the 20th century. And Sears & Roebuck, perhaps the greatest retail company of all time," says Woodworth.

Woodworth sold the fund's investment in Bank of America and replaced it with Citigroup.

Weekly prices Oct. 29, 1999--Oct. 27, 2000

<PLOT POINTS NEEDED>

o Citigroup
o Bank of America
Source: Bloomberg

This year Woodworth sold the fund's investment in Bank of America, which had been bought for its turnover potential. However, it had failed to demonstrate the kind of progress that Woodworth was looking for, so he sold it and replaced it with Citigroup, which had a more diversified line-up of businesses--it's added insurance, investment banking and other financial services to its banking operations--and a higher growth rate. Woodworth also sold Lucent, DuPont and Bank One because of their disappointing business prospects.

Woodworth has banked some $12 million in realized capital losses, or approximately 40 cents a share, to carry over to years when he has an outsized number of gains to offset. Banked losses may sound like a negative, but they actually offer Woodworth both flexibility and control so that he doesn't have to worry about day-to-day gains in managing the portfolio.

Tax Efficiency Starts at Home

While most investors seek out tax-efficient funds so that they can keep more of their investment earnings, they sometimes forget that their own investment behavior can work either for or against tax efficiency. "Frequent buying and selling can more than offset the benefits of a tax-efficient fund," says Woodworth. "It's important for shareholders to take a long-term view even when the markets are volatile, or, especially when the markets are volatile. If you feel like you've been on a roller coaster this year, just remember: if you get off at the bottom, you've missed half of the ride," says Woodworth. His credo is fairly straightforward: pay attention to taxes, diversify to help manage risk, and rely on research to identify stocks with long-term potential. "That's the Legacy story," says Woodworth, chapter and verse.

--------------------------------------------------------------------------------

A Closer Look [GRAPHIC]

Super-Low Cap Gains Tax Rate Kicks in Next Year

Beginning in 2001, an obscure provision of the Taxpayer Relief Act of 1997 will create a super-low capital gains tax rate for investments purchased after 2000 and held for at least five years. Future capital gains on investments made after December 31, 2000 will be taxed at 18% versus today's 20% rate.

If you're in the 15% tax bracket--most likely if you are a minor, a new college grad or retired and living on Social Security--the capital gains rate falls to 8% on investments held for five years and sold after 2000, regardless of when they were purchased.

You can still take advantage of the lower capital gains tax rate even if you have owned shares for more than 5 years and you don't want to sell them to meet the criteria for the new rate. The IRS will allow you to treat your shares as if you had sold them and repurchased them as of January 1, 2001. You'll pay 20% capital gains tax on any gains realized by this treatment. However, the cost basis of the shares will then reset to their market value as of January 1, and the five-year clock starts ticking. If the security is in a loss position, the loss cannot be recognized.

Be sure to consult a tax adviser to help you decide whether this strategy makes sense for you. A tax professional can help you weigh your choices and make a decision that is both tax savvy and financially sound.

[GRAPHIC]
--------------------------------------------------------------------------------
Performance in Perspective Management's Discussion of Fund Performance Part 2
--------------------------------------------------------------------------------

                   Performance Figures as of October 31, 2000

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is never a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period -- say, five years -- in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                          Life of Fund
Cumulative Total Return            1 Year  (12/31/97)
(does not reflect                -----------------------
sales charge)                      12.03%    63.98%

                                          Life of Fund
Average Annual Total Return        1 Year  (12/31/97)
(at maximum applicable           -----------------------
sales charge)                       5.59%    16.58%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Class A     S&P 500 Index

"97"      9425          10000
"98"     10829          11465
"99"     13796          14407
"00"     15455          15283
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B(1) Back Load for accounts opened after 1/1/99

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                          Life of Fund
Cumulative Total Return            1 Year  (12/31/97)
(does not reflect                -----------------------
sales charge)                      11.16%    60.48%

                                          Life of Fund
Average Annual Total Return        1 Year  (12/31/97)
(at maximum applicable           -----------------------
sales charge)                       6.16%    17.37%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

       Class B(1)     S&P 500 Index

"97"     10000            10000
"98"     11420            11465
"99"     14437            14407
"00"     15748            15283
--------------------------------------------------------------------------------


6  State Street Research Legacy Fund

--------------------------------------------------------------------------------
Class B Back Load for accounts opened before 1/1/99

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within five years

o Annual distribution/service (12b-1) fee of 0.71% (effective June 2000, this fee was increased from 0.34%)

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                          Life of Fund
Cumulative Total Return            1 Year  (12/31/97)
(does not reflect                -----------------------
sales charge)                      11.64%    61.18%

                                          Life of Fund
Average Annual Total Return        1 Year  (12/31/97)
(at maximum applicable           -----------------------
sales charge)                       6.64%    17.55%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Class B     S&P 500 Index

"97"     10000          10000
"98"     11420          11465
"99"     14437          14407
"00"     15818          15283
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                          Life of Fund
Cumulative Total Return            1 Year  (12/31/97)
(does not reflect                -----------------------
sales charge)                      11.23%    60.58%

                                          Life of Fund
Average Annual Total Return        1 Year  (12/31/97)
(at maximum applicable           -----------------------
sales charge)                      10.23%    18.18%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Class C     S&P 500 Index

"97"     10000          10000
"98"     11420          11465
"99"     14437          14407
"00"     16058          15283
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                          Life of Fund
Cumulative Total Return            1 Year  (12/31/97)
(does not reflect                -----------------------
sales charge)                      12.99%    66.18%

                                          Life of Fund
Average Annual Total Return        1 Year  (12/31/97)
(at maximum applicable           -----------------------
sales charge)                      12.99%    19.60%

$10,000 Over Life of Fund

[THE FOLLOWING INFORMATION WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Class S     S&P 500 Index

"97"     10000          10000
"98"     11520          11465
"99"     14707          14407
"00"     16618          15283
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts.

The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 (officially, the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

[GRAPHIC]
--------------------------------------------------------------------------------
The Fund in Detail
--------------------------------------------------------------------------------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per share basis for the past three fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                         [PHOTO]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 9 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


8  State Street Research Legacy Fund

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Legacy Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust and is an open-end management investment company.

On August 2, 2000, the Board of Trustees voted to change the fiscal year end of the fund from April 30 to October 31.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00%. Prior to June 1, 2000, Class B shares paid annual service and distribution fees of 0.34% and effective June 1, 2000 began paying annual service and distribution fees of 0.71%. Class B(1) and Class B shares automatically convert into Class A share (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest -- The fund accrues interest daily as it earns it.

o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in theses transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

o     Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series -- These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


10  State Street Research Legacy Fund

Portfolio Holdings  October 31, 2000
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

                                                                    Market
Issuer                                                  Shares       Value
--------------------------------------------------------------------------------

Common Stocks 97.3% of net assets

Consumer Discretionary 8.7%
--------------------------------------------------------------------------------

Advertising Agencies 2.1%
Interpublic Group of Companies, Inc.                   259,500    $11,142,281
                                                                  -----------

Communications, Media & Entertainment 1.6%
Viacom Inc. Cl. B*                                     152,081      8,649,607
                                                                  -----------

Retail 5.0%
Home Depot Inc.                                        320,350     13,775,050
Target Corp.                                           451,900     12,483,738
                                                                  -----------
                                                                   26,258,788
                                                                  -----------
Total Consumer Discretionary                                       46,050,676
                                                                  -----------

Consumer Staples 9.2%
--------------------------------------------------------------------------------

Beverages 2.3%
Coca-Cola Co.                                          196,700     11,875,763
                                                                  -----------

Drug & Grocery Store Chains 4.9%
CVS Corp.                                              289,600     15,330,700
Kroger Co.*                                            455,600     10,279,475
                                                                  -----------
                                                                   25,610,175
                                                                  -----------

Household Products 2.0%
Procter & Gamble Co.                                   150,700     10,765,631
                                                                  -----------
Total Consumer Staples                                             48,251,569
                                                                  -----------

Financial Services 12.3%
--------------------------------------------------------------------------------

Insurance 2.2%
Ace Ltd.                                               301,600     11,837,800
                                                                  -----------

Miscellaneous Financial 10.1%
American Express Co.                                   312,500     18,750,000(7)
  Financial services
Citigroup, Inc.                                        332,666     17,506,548(9)
  Financial services
Federal National Mortgage Association                  217,500     16,747,500
                                                                  -----------
                                                                   53,004,048
                                                                  -----------
Total Financial Services                                           64,841,848
                                                                  -----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings October 31, 2000 CONTINUED

                                                                    Market
Issuer                                                  Shares       Value
--------------------------------------------------------------------------------

Health Care 14.6%
--------------------------------------------------------------------------------

Drugs & Biotechnology 11.6%
Amgen Inc.*                                           324,000    $18,771,750(6)
  Biotechnology
Johnson & Johnson                                     179,400     16,527,225
Pfizer Inc.                                           295,600     12,766,225
Pharmacia Corp.                                       234,100     12,875,500
                                                                ------------
                                                                  60,940,700
                                                                ------------

Hospital Supply 3.0%
Medtronic Inc.                                        290,400     15,772,350
                                                                ------------
Total Health Care                                                 76,713,050
                                                                ------------

Integrated Oils 4.4%
--------------------------------------------------------------------------------

Integrated International 4.4%
Total Fina SA #                                       322,100     23,070,413(3)
  Oil services
                                                                ------------
Total Integrated Oils                                             23,070,413
                                                                ------------

Other 12.7%
--------------------------------------------------------------------------------

Multi-Sector 12.7%
General Electric Co.                                  507,600     27,822,825(1)
  Consumer and industrial products
Honeywell International Inc.*                         340,000     18,296,250(8)
  Technology and manufacturing
Tyco International Ltd.                               365,200     20,702,275(5)
  Diversified manufacturer/service
                                                                ------------
Total Other                                                       66,821,350
                                                                ------------

Producer Durables 6.3%
--------------------------------------------------------------------------------

Machinery 1.3%
Caterpillar Inc.                                      199,800      7,005,488
                                                                ------------

Miscellaneous Equipment 3.3%
Danaher Corp.                                         273,100     17,239,437(10)
  Appliance and tool
                                                                ------------

Telecommunications Equipment 1.7%
American Tower Corp. Cl. A*                           219,800      8,998,062
                                                                ------------
Total Producer Durables                                           33,242,987
                                                                ------------

Technology 27.9%
--------------------------------------------------------------------------------

Communications Technology 9.8%
Cisco Systems Inc.*                                   459,800     24,771,725(2)
  Data networking
Corning Inc.                                          141,600     10,832,400
General Motors Corp. Cl. H*                           495,300     16,047,720
                                                                ------------
                                                                  51,651,845
                                                                ------------

Computer Software 5.6%
i2 Technologies Inc.*                                  59,000     10,030,000
Microsoft Corp.*                                      187,600     12,920,950
Veritas Software Co.*                                  45,600      6,430,312
                                                                ------------
                                                                  29,381,262
                                                                ------------

Computer Technology 6.9%
EMC Corp.*                                            234,700     20,902,969(4)
  Memory devices
International Business Machines Corp.                 156,300     15,395,550
                                                                ------------
                                                                  36,298,519
                                                                ------------

Electronics 3.1%
Solectron Corp.*                                      361,900     15,923,600
                                                                ------------

Electronics: Semi-Conductors/Components 2.5%
Analog Devices Inc.*                                  204,500     13,292,500
                                                                ------------
Total Technology                                                 146,547,726
                                                                ------------

Utilities 1.2%
--------------------------------------------------------------------------------

Telecommunications 1.2%
SBC Communications Inc.                               111,200      6,414,850
                                                                ------------
Total Utilities                                                    6,414,850
                                                                ------------

Total Common Stocks                                              511,954,469(a)
                                                                ------------

--------------------------------------------------------------------------------
(a)   The fund paid a total of $408,822,443 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Legacy Fund

                                                        Coupon              Maturity         Amount of          Market
Issuer                                                   Rate                 Date           Principal          Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 2.7% of net assets

American Express Credit Corp.                            6.57%             11/01/2000         $252,000          $252,000

Exxon Corp.                                              6.50%             11/03/2000       13,834,000        13,834,000
                                                                                                            ------------
Total Commercial Paper                                                                                        14,086,000(1)
                                                                                                            ------------

                                                                               % of
                                                                            Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                                                    100.0%                       $526,040,469(2)

Cash and Other Assets, Less Liabilities                                          0.0%                            (12,408)
                                                                               -----                        ------------
Net Assets                                                                     100.0%                       $526,028,061
                                                                               =====                        ============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $14,086,000 for these securities.
--------------------------------------------------------------------------------
(2)   The fund paid a total of $422,908,443 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At October 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $423,245,937 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                    $114,315,995

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (11,521,463)
                                                                   ------------
                                                                   $102,794,532
                                                                   ============
--------------------------------------------------------------------------------

At October 31, 2000, the fund had a capital loss carryforward of $18,514,084 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316 and $15,859,209 expire on April 30,
2007, April 30, 2008 and October 31, 2008, respectively.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  October 31, 2000
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                   $526,040,469(1)
Cash                                                                    601
Receivable for securities sold                                    5,917,565
Receivable for fund shares sold                                   1,343,597
Dividends and interest receivable                                   265,443
Deferred organization costs and other assets                         60,998
                                                               ------------
                                                                533,628,673

Liabilities

Payable for securities purchased                                  6,252,531
Payable for fund shares redeemed                                    405,118
Accrued distribution and service fees                               319,278
Accrued management fee                                              290,533
Accrued transfer agent and shareholder services                     228,802
Accrued administration fee                                           28,100
Accrued trustees' fees                                               13,722
Other accrued expenses                                               62,528
                                                               ------------
                                                                  7,600,612
                                                               ------------

Net Assets                                                     $526,028,061
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                       $103,132,026
  Accumulated net realized loss                                 (18,851,578)
  Paid-in capital                                               441,747,613
                                                               ------------
                                                               $526,028,061(2)
                                                               ============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $422,908,443 for these securities.
--------------------------------------------------------------------------------
(2)   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                  Net Assets   /  Number of Shares  =    NAV
             A    $151,920,280       9,269,699         $16.39*
             B(1) $184,818,473      11,524,075         $16.04**
             B    $106,026,887       6,582,225         $16.11**
             C     $76,136,797       4,745,201         $16.05**
             S      $7,125,624         429,125         $16.61

*     Maximum offering price per share $17.39 ($16.39 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Legacy Fund

Statement of
Operations  For the six months ended October 31, 2000
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $1,697,427(1)
Interest                                                            372,262
                                                                -----------
                                                                  2,069,689

Expenses

Management fee                                                    1,691,984(2)
Transfer agent and shareholder services                             701,032(3)
Custodian fee                                                        78,921
Reports to shareholders                                              74,245
Distribution and service fees-Class A                               227,135(4)
Distribution and service fees-Class B(1)                            874,223(4)
Distribution and service fees-Class B                               357,639(4)
Distribution and service fees-Class C                               372,767(4)
Registration fees                                                    65,855
Audit fee                                                            37,232
Administration fee                                                   28,100(5)
Trustees' fees                                                       13,722(6)
Legal fees                                                           12,552
Amortization of organization costs                                    9,214(7)
Miscellaneous                                                         2,613
                                                                -----------
                                                                  4,547,234
Fees paid indirectly                                                 (8,985)(8)
                                                                -----------
                                                                  4,538,249
                                                                -----------
Net investment loss                                              (2,468,560)
                                                                -----------

Realized and Unrealized Gain
(Loss) on Investments

Net realized loss on investments                                (16,195,116)(9)
Change in unrealized appreciation of investments                 30,175,907
                                                                -----------
Net gain on investments                                          13,980,791
                                                                -----------
Net increase in net assets resulting from operations            $11,512,231
                                                                ===========

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $51,509.
--------------------------------------------------------------------------------
(2)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $236,649 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing accounting services to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------
(8)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) To earn this, the fund sold $55,129,951 of securities. During this same period, the fund also bought $84,428,635 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                               Year ended       Six months ended
                                             April 30, 2000     October 31, 2000
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                            $(2,739,068)       $(2,468,560)
Net realized loss on investments                (2,302,879)       (16,195,116)
Change in unrealized appreciation
  of investments                                41,772,675         30,175,907
                                              -------------------------------
Net increase resulting
  from operations                               36,730,728         11,512,231
                                              -------------------------------
Net increase from
  fund share transactions                      241,714,021         31,826,587(1)
                                              -------------------------------
Total increase in
  net assets                                   278,444,749         43,338,818
                                              -------------------------------

Net Assets

Beginning of year                              204,244,494        482,689,243
                                              -------------------------------
End of year                                   $482,689,243       $526,028,061
                                              ===============================

The text and notes are an integral part of the financial statements.


16  State Street Research Legacy Fund

--------------------------------------------------------------------------------
(1)   These transactions break down by share class as follows:

                                                             Year ended                                Six months ended
                                                           April 30, 2000                             October 31, 2000 (a)
                                                   ----------------------------------------------------------------------------
Class A                                              Shares                Amount                Shares                Amount
===============================================================================================================================
 Shares sold                                        6,594,156           $99,176,897             1,652,599           $26,859,965*
 Shares redeemed                                   (1,713,861)          (26,504,520)           (1,329,439)          (21,712,637)
                                                   ----------------------------------------------------------------------------
 Net increase                                       4,880,295           $72,672,377               323,160            $5,147,328
                                                   ============================================================================

Class B(1)                                           Shares                Amount                Shares                Amount
===============================================================================================================================
 Shares sold                                        8,559,352           126,892,143             2,227,577           $35,378,081**
 Shares redeemed                                     (509,612)           (7,786,415)             (465,877)           (7,374,061)***
                                                   ----------------------------------------------------------------------------
 Net increase                                       8,049,740           119,105,728             1,761,700           $28,004,020
                                                   ============================================================================

Class B                                              Shares                Amount                Shares                Amount
===============================================================================================================================
 Shares sold                                        1,872,246           $27,832,460               149,505            $2,362,763**
 Shares redeemed                                   (1,126,376)          (16,907,851)             (501,834)           (8,007,916)***
                                                   ----------------------------------------------------------------------------
 Net increase (decrease)                              745,870           $10,924,609              (352,329)          ($5,645,153)
                                                   ============================================================================

Class C                                              Shares                Amount                Shares                Amount
===============================================================================================================================
 Shares sold                                        2,886,082           $43,112,014               609,672            $9,639,851**
 Shares redeemed                                     (339,217)           (5,111,844)             (260,031)           (4,109,923)****
                                                   ----------------------------------------------------------------------------
 Net increase                                       2,546,865           $38,000,170               349,641            $5,529,928
                                                   ============================================================================

Class S                                              Shares                Amount                Shares                Amount
===============================================================================================================================
 Shares sold                                          126,833            $1,988,265               608,779            $9,967,947
 Shares redeemed                                      (63,353)             (977,128)             (682,958)          (11,177,483)
                                                   ----------------------------------------------------------------------------
 Net increase (decrease)                               63,480            $1,011,137               (74,179)          ($1,209,536)
                                                   ============================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. MetLife owned 50,025 Class A shares, 11,799 Class B shares, 18,440 Class C shares and 200,886 Class S share of the Fund.

* Includes $72,713 and $314,899 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $343,396 $1,008 and $2,687 for Class B(1), Class B and Class C, were paid by the distributor, not the fund.

*** Includes $159,235 and $80,498 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $7,045 in deferred sales charges collected by the distributor.

(a) Effective August 2, 2000, the fiscal year end of the fund has changed from April 30 to October 31.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                                  Class A
                                                                     ===============================================================

                                                                             Years ended April 30
                                                                     -----------------------------------         Six months ended
                                                                     1998(a)(f)     1999(a)     2000(a)       October 31, 2000(a)(g)
====================================================================================================================================
Net asset value, beginning of period ($)                                10.00         11.66       14.42                15.99
                                                                      -------       -------     -------              -------
 Net investment income (loss) ($)*                                       0.00         (0.02)      (0.05)               (0.04)

 Net realized and unrealized gain on investments ($)                     1.66          2.79        1.62                 0.44
                                                                      -------       -------     -------              -------
Total from investment operations ($)                                     1.66          2.77        1.57                 0.40
                                                                      -------       -------     -------              -------
 Distribution from capital gains ($)                                       --         (0.01)         --                   --
                                                                      -------       -------     -------              -------
Total distributions ($)                                                    --         (0.01)         --                   --
                                                                      -------       -------     -------              -------
Net asset value, end of period ($)                                      11.66         14.42       15.99                16.39
                                                                      =======       =======     =======              =======
Total return (%) (b)                                                    16.60(d)      23.73       10.89                 2.50(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                              11,984        58,642     143,037              151,920

Expense ratio (%)*                                                       1.25(e)       1.20        1.22                 1.34(e)

Expense ratio after expense reductions (%)*                              1.25(e)       1.19        1.21                 1.34(e)

Ratio of net investment income (loss) to average net assets (%)*         0.01(e)      (0.14)      (0.34)               (0.54)(e)

Portfolio turnover rate (%)                                              6.44         42.09       33.23                11.07

*Reflects voluntary reduction of
expenses per share of these amounts ($)                                  0.04          0.00          --                   --

                                                                           Class B(1)
                                                       ===================================================

                                                        Years ended April 30
                                                       ----------------------          Six months ended
                                                       1999(a)(c)     2000(a)       October 31, 2000(a)(g)
==========================================================================================================
Net asset value, beginning of period ($)                  13.08         14.28                15.71
                                                        -------       -------              -------
 Net investment loss ($)                                  (0.04)        (0.17)               (0.10)

 Net realized and unrealized gain on investments ($)       1.24          1.60                 0.43
                                                        -------       -------              -------
Total from investment operations ($)                       1.20          1.43                 0.33
                                                        -------       -------              -------
Net asset value, end of period ($)                        14.28         15.71                16.04
                                                        =======       =======              =======
Total return (%) (b)                                       9.17(d)      10.01                 2.10(d)

Ratios/Supplemental Data
==========================================================================================================
Net assets at end of period ($ thousands)                24,454       153,359              184,818

Expense ratio (%)                                          1.88(e)       1.97                 2.04(e)

Expense ratio after expense reductions (%)                 1.87(e)       1.96                 2.04(e)

Ratio of net investment loss to average net assets (%)    (1.00)(e)     (1.13)               (1.25)(e)

Portfolio turnover rate (%)                               42.09         33.23                11.07

The text and notes are an integral part of the financial statements.


18  State Street Research Legacy Fund

                                                                                     Class B
                                                         ============================================================

                                                                Years ended April 30
                                                         ---------------------------------        Six months ended
                                                         1998(a)(f)     1999(a)    2000(a)     October 31, 2000(a)(g)
=====================================================================================================================
Net asset value, beginning of period ($)                    10.00         11.64      14.28              15.74
                                                          -------       -------    -------            -------
 Net investment loss ($)*                                   (0.03)        (0.11)     (0.12)             (0.07)

 Net realized and unrealized gain on investments ($)         1.67          2.76       1.58               0.44
                                                          -------       -------    -------            -------
Total from investment operations ($)                         1.64          2.65       1.46               0.37
                                                          -------       -------    -------            -------
 Distribution from capital gains ($)                           --         (0.01)        --                 --
                                                          -------       -------    -------            -------
Total distributions ($)                                        --         (0.01)        --                 --
                                                          -------       -------    -------            -------
Net asset value, end of period ($)                          11.64         14.28      15.74              16.11
                                                          =======       =======    =======            =======
Total return (%) (b)                                        16.40(d)      22.74      10.22               2.35(d)

Ratios/Supplemental Data
=====================================================================================================================
Net assets at end of period ($ thousands)                  19,688        88,383    109,135            106,027

Expense ratio (%)*                                           2.00(e)       1.95       1.77               1.69(e)

Expense ratio after expense reductions (%)*                  2.00(e)       1.94       1.76               1.69(e)

Ratio of net investment loss to average net assets (%)*     (0.76)(e)     (0.89)     (0.87)             (0.89)(e)

Portfolio turnover rate (%)                                  6.44         42.09      33.23              11.07

*Reflects voluntary reduction of
expenses per share of these amounts ($)                      0.04          0.00         --                 --

                                                                                 Class C
                                                        =========================================================

                                                              Years ended April 30
                                                        --------------------------------      Six months ended
                                                        1998(a)(f)     1999(a)   2000(a)   October 31, 2000(a)(g)
=================================================================================================================
Net asset value, beginning of period ($)                   10.00        11.63     14.28            15.71
                                                          ------       ------    ------           ------
 Net investment loss ($)*                                  (0.03)       (0.11)    (0.16)           (0.10)

 Net realized and unrealized gain on investments ($)        1.66         2.77      1.59             0.44
                                                          ------       ------    ------           ------
Total from investment operations ($)                        1.63         2.66      1.43             0.34
                                                          ------       ------    ------           ------
 Distribution from capital gains ($)                          --        (0.01)       --               --
                                                          ------       ------    ------           ------
Total distributions ($)                                       --        (0.01)       --               --
                                                          ------       ------    ------           ------
Net asset value, end of period ($)                         11.63        14.28     15.71            16.05
                                                          ======       ======    ======           ======
Total return (%) (b)                                       16.30(d)     22.85     10.01             2.16(d)

Ratios/Supplemental Data
=================================================================================================================
Net assets at end of period ($ thousands)                  4,977       26,399    69,061           76,137

Expense ratio (%)*                                          2.00(e)      1.95      1.97             2.04(e)

Expense ratio after expense reductions (%)*                 2.00(e)      1.94      1.96             2.04(e)

Ratio of net investment loss to average net assets (%)*    (0.69)(e)    (0.90)    (1.10)           (1.24)(e)

Portfolio turnover rate (%)                                 6.44        42.09     33.23            11.07

*Reflects voluntary reduction of
expenses per share of these amounts ($)                     0.04         0.00        --               --

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to April 30, 1999.

(d)   Not annualized.

(e)   Annualized.

(f)   December 31, 1997 (commencement of operations) to April 30 1998.

(g) Effective August 2, 2000, the fiscal year end of the fund has changed from April 30 to October 31.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                         Class S
                                                                =======================================================

                                                                     Years ended April 30
                                                                -----------------------------       Six months ended
                                                                1998(a)(f)   1999(a)  2000(a)    October 31, 2000(a)(g)
=======================================================================================================================
Net asset value, beginning of period ($)                           10.00      11.68    14.48              16.09
                                                                   -----      -----    -----              -----
 Net investment income (loss) ($)*                                  0.03       0.02    (0.00)             (0.02)

 Net realized and unrealized gain on investments ($)                1.65       2.79     1.61               0.54
                                                                   -----      -----    -----              -----
Total from investment operations ($)                                1.68       2.81     1.61               0.52
                                                                   -----      -----    -----              -----
 Distribution from capital gains ($)                                  --      (0.01)      --                 --
                                                                   -----      -----    -----              -----
Total distributions ($)                                               --      (0.01)      --                 --
                                                                   -----      -----    -----              -----
Net asset value, end of period ($)                                 11.68      14.48    16.09              16.61
                                                                   =====      =====    =====              =====
Total return (%) (b)                                               16.80(d)   24.04    11.12               3.23(d)

Ratios/Supplemental Data
=======================================================================================================================
Net assets at end of period ($ thousands)                          4,127      6,367    8,097              7,126

Expense ratio (%)*                                                  1.00(e)    0.95     0.97               1.04(e)

Expense ratio after expense reductions (%)*                         1.00(e)    0.94     0.96               1.04(e)

Ratio of net investment income (loss) to average net assets (%)*    0.60(e)    0.16    (0.06)             (0.24)(e)

Portfolio turnover rate (%)                                         6.44      42.09    33.23              11.07

*Reflects voluntary reduction of
 of expenses per share of these amounts ($)                         0.09       0.01       --                 --

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to October 31, 1999.

(d)   Not annualized.

(e)   Annualized.

(f)   December 31, 1997 (commencement of operations) to April 30, 1998.

(g) Effective August 2, 2000, the fiscal year end of the fund has changed from April 30 to October 31.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and the Shareholders of State Street Research Legacy Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Legacy Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2000

Board of Trustees

Richard S. Davis
Chairman of the Board,
President, Chief Executive Officer and Director,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity
Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary

      12b-1 fees -- Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

      Average shares method -- The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

      Nasdaq -- The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

      New York Stock Exchange -- The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

      Principal Amount -- With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value".


22  State Street Research Legacy Fund

[LOGO] STATE STREET RESEARCH
One Financial Center o Boston, MA 02111

                                                               -----------------
                                                                   PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
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Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  internet
            www.statestreetresearch.com

[COMPUTER]  e-mail
            info@ssrfunds.com

[PHONE]     phone
            1-87-SSR-FUNDS (1-877-773-8637), 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese and Spanish-speaking: 1-888-638-3193

[FAX]       fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.statestreetresearch.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.statestreetresearch.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            1999
---------------------------
 for Excellence in Service

1 An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus. When used after December 31, 2000 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

       Income                      Growth & Income                       Growth
--------------------------------------------------------------------------------------------------
CONSERVATIVE                                                                            AGGRESSIVE
--------------------------------------------------------------------------------------------------

High Income Fund              Argo Fund                          Global Resources Fund
Strategic Income Fund         Investment Trust                   Emerging Growth Fund
New York Tax-Free Fund        Alpha Fund                         Health Sciences Fund
Tax-Exempt Fund               Strategic Growth & Income Fund     Mid-Cap Growth Fund
Government Income Fund        Strategic Income Plus Fund         Aurora Fund
Money Market Fund(1)                                             Concentrated International Fund
                                                                 International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Growth Fund
                                                                 Galileo Fund
                                                                 Legacy Fund

(C)2000 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

Control Number:(exp1201)SSR-LD                                      LF-2851-1200